AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 86.9%
Common Stocks — 53.5%
Aerospace & Defense — 0.4%
AeroVironment, Inc.*	7,600	$456,076
Axon Enterprise, Inc.*(a)	7,000	634,900
BAE Systems PLC (United Kingdom)	268,210	1,663,506
Elbit Systems Ltd. (Israel)	4,845	589,918
HEICO Corp.	12,626	1,321,437
Kratos Defense & Security Solutions, Inc.*	39,500	761,560
Lockheed Martin Corp.	16,852	6,459,035
Northrop Grumman Corp.	7,345	2,317,274
Singapore Technologies Engineering Ltd. (Singapore)	320,861	817,841
TransDigm Group, Inc.	546	259,415
		15,280,962
Air Freight & Logistics — 0.0%
Air Transport Services Group, Inc.*	30,690	769,091
Deutsche Post AG (Germany)	5,702	259,290
SG Holdings Co. Ltd. (Japan)	12,959	672,428
ZTO Express Cayman, Inc. (China)*	4,000	115,715
		1,816,524
Airlines — 0.1%
Deutsche Lufthansa AG (Germany)*(a)	89,932	774,291
JetBlue Airways Corp.*	30,400	344,432
Ryanair Holdings PLC (Ireland)*	6,600	87,908
Ryanair Holdings PLC (Ireland), ADR*	25,900	2,117,584
		3,324,215
Auto Components — 0.2%
Autoliv, Inc. (Sweden)(a)	24,900	1,814,712
BorgWarner, Inc.	35,758	1,385,265
Dana, Inc.	49,400	608,608
Denso Corp. (Japan)	97,492	4,267,880
Gentex Corp.	86,622	2,230,516
		10,306,981
Automobiles — 0.5%
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	96,000	80,610
Hyundai Motor Co. (South Korea)	1,121	170,682
Isuzu Motors Ltd. (Japan)	189,651	1,658,666
Peugeot SA (France)*	61,427	1,113,666
Suzuki Motor Corp. (Japan)	85,900	3,671,287
Tesla, Inc.*	5,028	2,157,062
Toyota Motor Corp. (Japan)	212,604	14,020,631
		22,872,604
Banks — 2.4%
Absa Group Ltd. (South Africa)	28,296	150,771
Axis Bank Ltd. (India)*	83,238	482,044
Banco do Brasil SA (Brazil)	22,800	120,579
Banco Santander SA (Spain)*	2,717,500	5,081,041
Bank Central Asia Tbk PT (Indonesia)	231,000	421,457
Bank Mandiri Persero Tbk PT (Indonesia)	266,000	88,868
Bank of America Corp.	63,026	1,518,296
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Bank of China Ltd. (China) (Class H Stock)	556,000	$173,163
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	36,800	819,904
Bank OZK(a)	49,800	1,061,736
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	6,184,100	1,268,465
BankUnited, Inc.(a)	46,900	1,027,579
BNP Paribas SA (France)*	247,008	8,953,842
Boston Private Financial Holdings, Inc.	83,460	460,699
Byline Bancorp, Inc.	24,800	279,744
Camden National Corp.	14,350	433,729
Capitec Bank Holdings Ltd. (South Africa)	4,114	254,637
China Construction Bank Corp. (China) (Class H Stock)	811,000	529,474
China Merchants Bank Co. Ltd. (China) (Class H Stock)	69,400	330,243
Citigroup, Inc.	132,908	5,729,664
Citizens Financial Group, Inc.	7,787	196,855
Comerica, Inc.	6,246	238,910
Commonwealth Bank of Australia (Australia)	75,216	3,440,984
DBS Group Holdings Ltd. (Singapore)	15,229	223,656
DNB ASA (Norway)*	9,029	124,567
E.Sun Financial Holding Co. Ltd. (Taiwan)	260,696	231,477
Equity Bancshares, Inc. (Class A Stock)*	27,800	430,900
Erste Group Bank AG (Austria)*	152,014	3,177,069
First Foundation, Inc.	78,000	1,019,460
First Horizon National Corp.	82,866	781,426
First Northwest Bancorp	29,700	294,030
FNB Corp.	234,667	1,591,042
Great Western Bancorp, Inc.	66,200	824,190
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)*	96,200	332,348
Hana Financial Group, Inc. (South Korea)	12,122	291,517
Hanmi Financial Corp.	45,640	374,704
HBT Financial, Inc.	34,700	389,334
HDFC Bank Ltd. (India)*	27,892	410,002
ICICI Bank Ltd. (India)*	73,342	355,795
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	403,000	210,238
Intesa Sanpaolo SpA (Italy)*	769,379	1,444,465
JPMorgan Chase & Co.	59,928	5,769,269
KB Financial Group, Inc. (South Korea)	13,442	430,526
KBC Group NV (Belgium)	117,212	5,881,464
Kotak Mahindra Bank Ltd. (India)*	17,299	297,655
Lloyds Banking Group PLC (United Kingdom)*	10,435,024	3,534,667
Mediobanca Banca di Credito Finanziario SpA (Italy)	579,480	4,540,923
Midland States Bancorp, Inc.	5,600	71,960
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,227,200	4,853,645
National Australia Bank Ltd. (Australia)	20,908	267,713
A1

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Old Second Bancorp, Inc.	35,800	$268,321
Orrstown Financial Services, Inc.	14,032	179,610
OTP Bank Nyrt (Hungary)*	3,326	99,927
People’s United Financial, Inc.	20,798	214,427
Professional Holding Corp. (Class A Stock)*	24,700	331,227
Qatar National Bank QPSC (Qatar)	29,195	146,118
Resona Holdings, Inc. (Japan)	404,664	1,375,596
Sberbank of Russia PJSC (Russia)*	227,016	667,533
Shinsei Bank Ltd. (Japan)	357,728	4,402,271
Standard Chartered PLC (United Kingdom)*	934,807	4,293,935
Sterling Bancorp	81,400	856,328
Sumitomo Mitsui Financial Group, Inc. (Japan)	245,972	6,832,040
TCF Financial Corp.	37,600	878,336
U.S. Bancorp	166	5,951
Unicaja Banco SA (Spain), 144A*	1,055,879	793,317
UniCredit SpA (Italy)*	184,481	1,522,367
United Community Banks, Inc.	40,300	682,279
United Overseas Bank Ltd. (Singapore)	308,692	4,319,789
Univest Financial Corp.	25,600	367,872
Wells Fargo & Co.	148,071	3,481,149
Western Alliance Bancorp	19,280	609,634
		103,544,753
Beverages — 0.3%
Asahi Group Holdings Ltd. (Japan)	21,676	755,487
Boston Beer Co., Inc. (The) (Class A Stock)*	1,197	1,057,382
Coca-Cola Co. (The)	54,820	2,706,463
Diageo PLC (United Kingdom)	69,011	2,367,223
Fomento Economico Mexicano SAB de CV (Mexico), UTS	15,100	84,816
Keurig Dr. Pepper, Inc.	42,282	1,166,983
Kirin Holdings Co. Ltd. (Japan)	25,955	487,151
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	1,500	370,729
Monster Beverage Corp.*	52,362	4,199,432
Nongfu Spring Co. Ltd. (China) (Class H Stock)*	23,200	104,774
Shanghai Bairun Investment Holding Group Co. Ltd. (China) (Class A Stock)	32,400	305,705
Thai Beverage PCL (Thailand)	841,500	375,296
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	32,000	261,407
		14,242,848
Biotechnology — 1.9%
AbbVie, Inc.	19,714	1,726,749
Acceleron Pharma, Inc.*	11,900	1,339,107
Alexion Pharmaceuticals, Inc.*	36,303	4,154,152
Amgen, Inc.	21,014	5,340,918
Argenx SE (Netherlands), ADR*	5,800	1,522,616
Ascendis Pharma A/S (Denmark), ADR*	4,900	756,168
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Aurinia Pharmaceuticals, Inc. (Canada)*	41,900	$617,187
Black Diamond Therapeutics, Inc.*(a)	11,700	353,691
Blueprint Medicines Corp.*	48,159	4,464,339
CRISPR Therapeutics AG (Switzerland)*(a)	8,800	736,032
CSL Ltd. (Australia)	72,893	15,067,532
Deciphera Pharmaceuticals, Inc.*	15,600	800,280
Exelixis, Inc.*	65,638	1,604,849
FibroGen, Inc.*(a)	18,100	744,272
Global Blood Therapeutics, Inc.*(a)	50,527	2,786,059
Immunic, Inc.*(a)	29,400	545,958
Immunomedics, Inc.*(a)	6,700	569,701
KalVista Pharmaceuticals, Inc.*	26,300	331,117
Mirati Therapeutics, Inc.*(a)	6,600	1,095,930
Natera, Inc.*	15,000	1,083,600
PolarityTE, Inc.*(a)	16,300	16,952
PTC Therapeutics, Inc.*	49,540	2,315,995
Regeneron Pharmaceuticals, Inc.*	22,132	12,389,051
Sarepta Therapeutics, Inc.*	16,277	2,285,779
Seattle Genetics, Inc.*	14,989	2,933,198
Turning Point Therapeutics, Inc.*	5,100	445,536
uniQure NV (Netherlands)*	9,800	360,934
United Therapeutics Corp.*	21,586	2,180,186
Vertex Pharmaceuticals, Inc.*	46,149	12,558,066
Viela Bio, Inc.*(a)	13,400	376,272
Zai Lab Ltd. (China)*	2,000	165,418
		81,667,644
Building Products — 0.4%
AGC, Inc. (Japan)	42,733	1,252,052
American Woodmark Corp.*	5,180	406,837
Armstrong World Industries, Inc.	4,300	295,883
Assa Abloy AB (Sweden) (Class B Stock)	403,500	9,433,238
Builders FirstSource, Inc.*	49,266	1,607,057
Gibraltar Industries, Inc.*	19,600	1,276,744
Masco Corp.	13,574	748,335
Nibe Industrier AB (Sweden) (Class B Stock)*	45,057	1,159,493
Owens Corning	30,595	2,105,242
Trex Co., Inc.*	14,584	1,044,214
		19,329,095
Capital Markets — 2.2%
B3 SA - Brasil Bolsa Balcao (Brazil)	218,000	2,139,668
Bank of New York Mellon Corp. (The)	121,313	4,165,888
Brightsphere Investment Group, Inc.	44,800	577,920
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	36,917	1,221,556
CME Group, Inc.	62	10,373
Cohen & Steers, Inc.	9,000	501,660
Cowen, Inc. (Class A Stock)(a)	58,000	943,660
Deutsche Boerse AG (Germany)	51,011	8,943,429
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	169,824	8,006,881
Intercontinental Exchange, Inc.	27,413	2,742,671
Lazard Ltd. (Class A Stock)	8,135	268,862

A2

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
London Stock Exchange Group PLC (United Kingdom)	72,508	$8,295,362
Macquarie Group Ltd. (Australia)	44,763	3,866,444
Moody’s Corp.	35,351	10,246,487
Morgan Stanley	122,422	5,919,104
MSCI, Inc.	28,534	10,180,361
Nasdaq, Inc.	11,771	1,444,419
Natixis SA (France)*	390,500	876,777
Partners Group Holding AG (Switzerland)	3,186	2,933,073
Raymond James Financial, Inc.	21,089	1,534,436
S&P Global, Inc.	19,400	6,995,640
Standard Life Aberdeen PLC (United Kingdom)	721,020	2,103,233
State Street Corp.	40,344	2,393,610
UBS Group AG (Switzerland)(a)	482,300	5,377,645
Virtu Financial, Inc. (Class A Stock)	74,149	1,706,168
		93,395,327
Chemicals — 1.0%
Ashland Global Holdings, Inc.	15,910	1,128,337
Ecolab, Inc.	9,467	1,891,885
Element Solutions, Inc.*	56,600	594,866
Innospec, Inc.	8,500	538,220
LG Chem Ltd. (South Korea)	1,576	880,683
Linde PLC (United Kingdom)	78,000	18,435,071
Livent Corp.*(a)	65,400	586,638
Olin Corp.	20,300	251,314
Quaker Chemical Corp.(a)	3,100	557,101
Scotts Miracle-Gro Co. (The)	5,598	855,990
Sherwin-Williams Co. (The)	10,200	7,106,748
Shin-Etsu Chemical Co. Ltd. (Japan)	50,900	6,643,478
Sika AG (Switzerland)	10,366	2,542,284
Sociedad Quimica y Minera de Chile SA (Chile), ADR(a)	12,768	413,939
Tikkurila OYJ (Finland)	23,835	417,496
Tronox Holdings PLC (Class A Stock)	53,400	420,258
		43,264,308
Commercial Services & Supplies — 0.5%
ABM Industries, Inc.	20,000	733,200
Brink’s Co. (The)(a)	28,100	1,154,629
Casella Waste Systems, Inc. (Class A Stock)*	11,100	619,935
Copart, Inc.*	18,305	1,924,954
Harsco Corp.*	84,800	1,179,568
Healthcare Services Group, Inc.(a)	21,700	467,201
Heritage-Crystal Clean, Inc.*	43,700	583,395
Montrose Environmental Group, Inc.*(a)	23,400	557,388
Rentokil Initial PLC (United Kingdom)*	221,528	1,528,385
Republic Services, Inc.	88	8,215
Secom Co. Ltd. (Japan)	3,629	331,989
Tetra Tech, Inc.	8,400	802,200
Waste Connections, Inc.	27,549	2,859,586
Waste Management, Inc.	69,568	7,873,010
		20,623,655
	Shares	Value
Common Stocks (continued)
Communications Equipment — 0.2%
Ciena Corp.*	24,596	$976,215
Cisco Systems, Inc.	33,824	1,332,327
Extreme Networks, Inc.*	78,800	316,776
Juniper Networks, Inc.	9,572	205,798
Motorola Solutions, Inc.	6,208	973,477
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	531,121	5,813,942
		9,618,535
Construction & Engineering — 0.3%
Dycom Industries, Inc.*	26,200	1,383,884
Larsen & Toubro Ltd. (India)	14,844	182,424
SHO-BOND Holdings Co. Ltd. (Japan)	66,100	3,283,326
Taisei Corp. (Japan)	47,795	1,610,984
Vinci SA (France)	61,618	5,158,106
		11,618,724
Construction Materials — 0.4%
CRH PLC (Ireland)	188,067	6,797,187
CRH PLC (Ireland), ADR(a)	124,200	4,482,378
Eagle Materials, Inc.	12,200	1,053,104
HeidelbergCement AG (Germany)	62,100	3,800,077
		16,132,746
Consumer Finance — 0.2%
Capital One Financial Corp.	33,366	2,397,681
Discover Financial Services	17,319	1,000,692
FirstCash, Inc.	15,700	898,197
OneMain Holdings, Inc.	41,316	1,291,125
Shriram Transport Finance Co. Ltd. (India)	35,889	303,070
Synchrony Financial	101,467	2,655,391
		8,546,156
Containers & Packaging — 0.1%
Amcor PLC	15,429	170,490
Crown Holdings, Inc.*	18,055	1,387,707
Graphic Packaging Holding Co.	48,050	677,025
Westrock Co.	7,866	273,265
		2,508,487
Diversified Consumer Services — 0.1%
Laureate Education, Inc. (Class A Stock)*	63,700	845,936
New Oriental Education & Technology Group, Inc. (China), ADR*	2,520	376,740
ServiceMaster Global Holdings, Inc.*	14,700	586,236
Strategic Education, Inc.	4,900	448,203
TAL Education Group (China), ADR*	2,900	220,516
		2,477,631
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc. (Class B Stock)*	31,589	6,726,562
Investor AB (Sweden) (Class B Stock)	108,100	7,084,797
M&G PLC (United Kingdom)	45,200	92,919
ORIX Corp. (Japan)	453,778	5,634,561

A3

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Financial Services (cont’d.)
Voya Financial, Inc.	57,934	$2,776,776
		22,315,615
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	44,356	1,264,590
Cellnex Telecom SA (Spain), 144A	140,754	8,568,517
Cogent Communications Holdings, Inc.	9,230	554,262
Deutsche Telekom AG (Germany)	90,856	1,518,484
HKT Trust & HKT Ltd. (Hong Kong)	582,604	774,348
Liberty Global PLC (United Kingdom) (Class C Stock)*	106,030	2,177,326
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	416,700	71,805
Vonage Holdings Corp.*	39,200	401,016
		15,330,348
Electric Utilities — 1.3%
American Electric Power Co., Inc.	16,413	1,341,434
CLP Holdings Ltd. (Hong Kong)	122,614	1,143,028
Duke Energy Corp.(a)	13,532	1,198,394
Edison International	45,833	2,330,150
Enel SpA (Italy)	1,758,796	15,263,442
Entergy Corp.	45,432	4,476,415
Evergy, Inc.	68,431	3,477,663
Eversource Energy	12,938	1,080,970
Exelon Corp.	104,414	3,733,845
Fortum OYJ (Finland)	100,319	2,030,888
Iberdrola SA (Spain)	152,524	1,872,070
NextEra Energy, Inc.	16,721	4,641,081
NRG Energy, Inc.	46,671	1,434,666
Orsted A/S (Denmark), 144A	48,103	6,600,252
Pinnacle West Capital Corp.	12,619	940,746
PNM Resources, Inc.(a)	66,399	2,744,271
Portland General Electric Co.	18,620	661,010
PPL Corp.	40,046	1,089,652
Southern Co. (The)	4,722	256,027
		56,316,004
Electrical Equipment — 0.6%
AMETEK, Inc.	55,348	5,501,591
Bloom Energy Corp. (Class A Stock)*(a)	35,600	639,732
Emerson Electric Co.	62,985	4,129,926
Generac Holdings, Inc.*	10,986	2,127,329
GrafTech International Ltd.	40,457	276,726
Legrand SA (France)	59,300	4,725,352
Plug Power, Inc.*(a)	42,200	565,902
Rockwell Automation, Inc.	6,728	1,484,735
Siemens Energy AG (Germany)*	51,450	1,387,419
Sunrun, Inc.*(a)	28,000	2,157,960
Vestas Wind Systems A/S (Denmark)	10,374	1,676,217
		24,672,889
Electronic Equipment, Instruments & Components — 1.0%
Avnet, Inc.	47,987	1,239,984
Azbil Corp. (Japan)	113,500	4,236,257
CDW Corp.	9,414	1,125,255
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Flex Ltd.*	60,000	$668,400
Hitachi Ltd. (Japan)	45,974	1,556,599
Hon Hai Precision Industry Co. Ltd. (Taiwan)	167,000	448,852
Ibiden Co. Ltd. (Japan)	52,900	1,792,902
II-VI, Inc.*(a)	30,000	1,216,800
Jabil, Inc.	32,285	1,106,084
Keyence Corp. (Japan)	44,036	20,521,411
Keysight Technologies, Inc.*	6,304	622,709
Largan Precision Co. Ltd. (Taiwan)	2,000	234,458
LG Innotek Co. Ltd. (South Korea)	1,653	219,114
Samsung SDI Co. Ltd. (South Korea)	1,385	513,713
Spectris PLC (United Kingdom)	84,500	2,650,222
Sunny Optical Technology Group Co. Ltd. (China)	24,400	377,155
SYNNEX Corp.	11,814	1,654,669
Trimble, Inc.*	28,421	1,384,103
TTM Technologies, Inc.*	61,100	697,151
Unimicron Technology Corp. (Taiwan)	61,000	158,836
		42,424,674
Energy Equipment & Services — 0.1%
Cactus, Inc. (Class A Stock)	32,700	627,513
China Oilfield Services Ltd. (China) (Class H Stock)	240,000	168,009
Helix Energy Solutions Group, Inc.*	157,360	379,238
National Energy Services Reunited Corp.*	62,800	400,664
Natural Gas Services Group, Inc.*	55,355	467,750
Solaris Oilfield Infrastructure, Inc. (Class A Stock)	23,500	148,990
Yantai Jereh Oilfield Services Group Co. Ltd. (China) (Class A Stock)	41,900	184,823
		2,376,987
Entertainment — 0.7%
Activision Blizzard, Inc.	144,208	11,673,638
Big Hit Entertainment Co. Ltd. (South Korea)*	800	92,347
Bilibili, Inc. (China), ADR*(a)	8,000	332,800
CD Projekt SA (Poland)*	5,282	571,985
Electronic Arts, Inc.*	21,843	2,848,546
International Games System Co. Ltd. (Taiwan)	10,000	269,193
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	32,669	1,184,905
NetEase, Inc. (China)	8,000	143,361
NetEase, Inc. (China), ADR	700	318,269
Netflix, Inc.*	3,265	1,632,598
Nexon Co. Ltd. (Japan)	41,520	1,034,929
Nintendo Co. Ltd. (Japan)	1,738	986,835
Square Enix Holdings Co. Ltd. (Japan)	11,510	762,474
Take-Two Interactive Software, Inc.*	6,241	1,031,138
Vivendi SA (France)	150,715	4,191,238
Walt Disney Co. (The)	32,676	4,054,438
		31,128,694

A4

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	40,900	$9,886,757
Armada Hoffler Properties, Inc.	89,754	831,122
Brixmor Property Group, Inc.	12,458	145,634
CoreSite Realty Corp.	18,940	2,251,587
Corporate Office Properties Trust	24,700	585,884
Covivio (France)	849	59,867
Crown Castle International Corp.	38	6,327
CubeSmart	44,543	1,439,184
Digital Realty Trust, Inc.	8,839	1,297,212
Equinix, Inc.	8,225	6,252,069
Equity Commonwealth	6,863	182,762
Equity LifeStyle Properties, Inc.	66	4,046
Extra Space Storage, Inc.	6,703	717,154
Gaming & Leisure Properties, Inc.	41,004	1,514,278
Healthcare Realty Trust, Inc.	32,600	981,912
Invitation Homes, Inc.	37,569	1,051,556
Life Storage, Inc.	11,141	1,172,813
Link REIT (Hong Kong)	132,718	1,086,323
Mack-Cali Realty Corp.	33,200	418,984
Medical Properties Trust, Inc.	22,200	391,386
National Retail Properties, Inc.	23,277	803,289
Outfront Media, Inc.	17,257	251,089
PotlatchDeltic Corp.	17,700	745,170
Prologis, Inc.	73,169	7,362,265
Rexford Industrial Realty, Inc.	12,300	562,848
RLJ Lodging Trust	63,800	552,508
Sabra Health Care REIT, Inc.	69,100	952,544
Spirit Realty Capital, Inc.(a)	24,153	815,164
STORE Capital Corp.	33,876	929,219
Terreno Realty Corp.	16,800	919,968
UDR, Inc.	26,126	851,969
VICI Properties, Inc.	151,865	3,549,085
Weyerhaeuser Co.	90,549	2,582,457
		51,154,432
Food & Staples Retailing — 0.6%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	43,515	1,515,370
Clicks Group Ltd. (South Africa)	155,500	2,056,254
Cosmos Pharmaceutical Corp. (Japan)	14,731	2,566,347
Costco Wholesale Corp.	6,380	2,264,900
CP ALL PCL (Thailand)	123,900	236,521
Dairy Farm International Holdings Ltd. (Hong Kong)	11,254	42,598
George Weston Ltd. (Canada)	3,092	227,357
Kroger Co. (The)	142,402	4,828,852
Performance Food Group Co.*	45,300	1,568,286
PriceSmart, Inc.	15,600	1,036,620
Seven & i Holdings Co. Ltd. (Japan)	50,106	1,549,280
Tesco PLC (United Kingdom)	84,203	230,887
Tsuruha Holdings, Inc. (Japan)	19,214	2,722,795
US Foods Holding Corp.*	121,534	2,700,485
Wal-Mart de Mexico SAB de CV (Mexico)	43,500	104,090
Walmart, Inc.	43	6,016
X5 Retail Group NV (Russia), GDR	3,545	131,442
		23,788,100
	Shares	Value
Common Stocks (continued)
Food Products — 1.3%
Angel Yeast Co. Ltd. (China) (Class A Stock)	48,500	$437,066
Barry Callebaut AG (Switzerland)	533	1,184,374
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	309	2,602,820
Conagra Brands, Inc.	35,812	1,278,847
Darling Ingredients, Inc.*	45,600	1,642,968
Gruma SAB de CV (Mexico) (Class B Stock)	25,605	283,361
J.M. Smucker Co. (The)(a)	8,547	987,349
Kellogg Co.	3,331	215,149
Kraft Heinz Co. (The)	132,503	3,968,465
Lamb Weston Holdings, Inc.	13,498	894,512
Mondelez International, Inc. (Class A Stock)	154,791	8,892,743
Nestle SA (Switzerland)	279,499	33,186,688
SunOpta, Inc. (Canada)*(a)	56,700	420,714
Vital Farms, Inc.*	12,100	490,413
		56,485,469
Gas Utilities — 0.1%
Atmos Energy Corp.	10,730	1,025,681
China Gas Holdings Ltd. (China)	103,700	296,885
New Jersey Resources Corp.	35,200	951,104
Northwest Natural Holding Co.	7,900	358,581
ONE Gas, Inc.	7,800	538,278
Snam SpA (Italy)	44,448	228,678
South Jersey Industries, Inc.	38,180	735,729
		4,134,936
Health Care Equipment & Supplies — 1.8%
Accelerate Diagnostics, Inc.*(a)	68,100	725,946
Antares Pharma, Inc.*	148,900	402,030
AtriCure, Inc.*	12,400	494,760
Axonics Modulation Technologies, Inc.*	7,000	357,280
Becton, Dickinson & Co.	36,011	8,379,040
Boston Scientific Corp.*	184,781	7,060,482
Danaher Corp.	36,469	7,852,870
DexCom, Inc.*	5,650	2,329,100
Envista Holdings Corp.*	21,300	525,684
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	141,328	3,104,196
Glaukos Corp.*(a)	15,300	757,656
Heska Corp.*(a)	8,100	800,199
Hologic, Inc.*	21,784	1,447,982
Hoya Corp. (Japan)	167,702	18,932,627
Integra LifeSciences Holdings Corp.*	13,800	651,636
Intuitive Surgical, Inc.*	2,962	2,101,658
Koninklijke Philips NV (Netherlands)*	82,393	3,877,562
Masimo Corp.*	15,864	3,744,856
OrthoPediatrics Corp.*(a)	11,500	528,080
ResMed, Inc.	44,815	7,682,635
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (China) (Class A Stock)	15,600	804,277
Tandem Diabetes Care, Inc.*	9,500	1,078,250
ViewRay, Inc.*(a)	201,400	704,900

A5

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
West Pharmaceutical Services, Inc.	5,676	$1,560,332
		75,904,038
Health Care Providers & Services — 1.2%
1Life Healthcare, Inc.*(a)	21,300	604,068
Acadia Healthcare Co., Inc.*	35,500	1,046,540
Addus HomeCare Corp.*	10,600	1,001,806
AMN Healthcare Services, Inc.*	5,400	315,684
Anthem, Inc.	8,035	2,158,121
Centene Corp.*	85,168	4,967,849
Chemed Corp.	3,993	1,918,038
Cigna Corp.	25,666	4,348,077
CVS Health Corp.	29,161	1,703,002
Ensign Group, Inc. (The)	20,600	1,175,436
Hanger, Inc.*	47,600	753,032
Humana, Inc.	20,781	8,601,048
LHC Group, Inc.*	9,216	1,958,953
Molina Healthcare, Inc.*	24,682	4,517,793
Option Care Health, Inc.*	62,975	841,976
Premier, Inc. (Class A Stock)	93,003	3,053,289
R1 RCM, Inc.*	87,700	1,504,055
RadNet, Inc.*	45,200	693,820
Ryman Healthcare Ltd. (New Zealand)	56,630	528,565
UnitedHealth Group, Inc.	28,752	8,964,011
Universal Health Services, Inc. (Class B Stock)	10,201	1,091,711
		51,746,874
Health Care Technology — 0.1%
Omnicell, Inc.*	9,000	671,940
Phreesia, Inc.*	25,300	812,889
Veeva Systems, Inc. (Class A Stock)*	14,248	4,006,395
		5,491,224
Hotels, Restaurants & Leisure — 0.6%
Boyd Gaming Corp.	36,400	1,117,116
Caesars Entertainment, Inc.*(a)	28,700	1,608,922
Chipotle Mexican Grill, Inc.*	1,785	2,220,022
Domino’s Pizza, Inc.	7,574	3,221,071
Extended Stay America, Inc., UTS	18,966	226,644
Flutter Entertainment PLC (Ireland)*	10,815	1,717,277
Hilton Grand Vacations, Inc.*	36,800	772,064
InterContinental Hotels Group PLC (United Kingdom), ADR*(a)	44,400	2,330,112
Jack in the Box, Inc.	12,100	959,651
Marriott Vacations Worldwide Corp.	12,600	1,144,206
McDonald’s Corp.	14,411	3,163,070
Noodles & Co.*	78,700	540,669
Red Rock Resorts, Inc. (Class A Stock)	50,200	858,420
Sands China Ltd. (Macau)	24,552	95,606
Starbucks Corp.	22,604	1,942,136
Texas Roadhouse, Inc.	18,400	1,118,536
Yum China Holdings, Inc. (China)	1,950	103,252
Yum! Brands, Inc.	29,699	2,711,519
		25,850,293
	Shares	Value
Common Stocks (continued)
Household Durables — 0.7%
D.R. Horton, Inc.	52,369	$3,960,667
Lennar Corp. (Class A Stock)	60,199	4,917,054
Midea Group Co. Ltd. (China) (Class A Stock)	42,400	456,283
NVR, Inc.*	984	4,017,790
PulteGroup, Inc.	66,389	3,073,147
Sony Corp. (Japan)	100,623	7,686,213
Toll Brothers, Inc.	80,657	3,924,770
TopBuild Corp.*	9,000	1,536,210
		29,572,134
Household Products — 0.4%
Central Garden & Pet Co. (Class A Stock)*	19,300	697,502
Energizer Holdings, Inc.	17,100	669,294
Kimberly-Clark Corp.	30,082	4,441,908
Procter & Gamble Co. (The)	89,223	12,401,105
Unicharm Corp. (Japan)	24,949	1,118,502
		19,328,311
Independent Power & Renewable Electricity Producers — 0.1%
Clearway Energy, Inc. (Class C Stock)	21,400	576,944
Sunnova Energy International, Inc.*(a)	28,900	878,849
Vistra Corp.	84,163	1,587,314
		3,043,107
Industrial Conglomerates — 0.5%
3M Co.	9,847	1,577,292
Honeywell International, Inc.	8,718	1,435,070
Jardine Matheson Holdings Ltd. (Hong Kong)	23,034	914,701
Jardine Strategic Holdings Ltd. (Hong Kong)	25,721	511,594
Rheinmetall AG (Germany)	24,700	2,220,836
Roper Technologies, Inc.	6,616	2,614,048
Siemens AG (Germany)	102,900	13,000,222
		22,273,763
Insurance — 2.9%
Admiral Group PLC (United Kingdom)	45,482	1,532,418
Aflac, Inc.	40,040	1,455,454
AIA Group Ltd. (Hong Kong)	2,004,896	19,874,979
Allianz SE (Germany)	6,835	1,311,038
Allstate Corp. (The)	74,007	6,967,019
American International Group, Inc.	31,985	880,547
Aon PLC (Class A Stock)	12,895	2,660,239
Assicurazioni Generali SpA (Italy)	193,000	2,716,800
Assurant, Inc.	15,999	1,940,839
AXA SA (France)	473,228	8,726,050
Axis Capital Holdings Ltd.	27,217	1,198,637
Beazley PLC (United Kingdom)	288,000	1,137,801
Brown & Brown, Inc.	58,703	2,657,485
BRP Group, Inc. (Class A Stock)*	29,200	727,372
China Life Insurance Co. Ltd. (China) (Class H Stock)	205,000	463,530
Chubb Ltd.	6,217	721,918
eHealth, Inc.*(a)	7,200	568,800

A6

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Globe Life, Inc.	27,918	$2,230,648
Hannover Rueck SE (Germany)	37,449	5,785,758
Hartford Financial Services Group, Inc. (The)	38,839	1,431,606
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	8,822	168,197
James River Group Holdings Ltd.	17,900	797,087
Kemper Corp.	7,000	467,810
Marsh & McLennan Cos., Inc.	72,442	8,309,098
MetLife, Inc.	37,978	1,411,642
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	22,264	5,635,295
NN Group NV (Netherlands)	126,152	4,735,219
Old Republic International Corp.	230,413	3,396,288
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	52,900	547,997
Principal Financial Group, Inc.	40,415	1,627,512
Prudential PLC (United Kingdom)	123,566	1,768,899
RenaissanceRe Holdings Ltd. (Bermuda)	17,061	2,895,934
RSA Insurance Group PLC (United Kingdom)*	519,785	3,034,325
Sampo OYJ (Finland) (Class A Stock)	84,600	3,345,478
Swiss Life Holding AG (Switzerland)	6,004	2,272,073
Tokio Marine Holdings, Inc. (Japan)	142,012	6,203,776
Travelers Cos., Inc. (The)	20,096	2,174,186
Willis Towers Watson PLC	5,288	1,104,240
Zurich Insurance Group AG (Switzerland)	34,181	11,898,713
		126,782,707
Interactive Media & Services — 1.3%
Adevinta ASA (France)*	129,297	2,222,224
Alphabet, Inc. (Class A Stock)*	8,787	12,878,227
Auto Trader Group PLC (United Kingdom), 144A	173,304	1,258,316
Baidu, Inc. (China), ADR*	2,300	291,157
Cargurus, Inc.*	25,000	540,750
Facebook, Inc. (Class A Stock)*	64,939	17,007,524
Kakaku.com, Inc. (Japan)	94,063	2,478,352
Match Group, Inc.*	17,905	1,981,188
Rightmove PLC (United Kingdom)	261,800	2,110,004
Tencent Holdings Ltd. (China)	179,400	12,096,185
Yandex NV (Russia) (Class A Stock)*(a)	9,270	604,867
Z Holdings Corp. (Japan)	241,829	1,611,198
		55,079,992
Internet & Direct Marketing Retail — 1.2%
Alibaba Group Holding Ltd. (China)*	17,900	644,940
Alibaba Group Holding Ltd. (China), ADR*	54,400	15,992,512
Amazon.com, Inc.*	7,371	23,209,289
Booking Holdings, Inc.*	807	1,380,519
Delivery Hero SE (Germany), 144A*	8,793	1,011,123
eBay, Inc.	80,225	4,179,723
Etsy, Inc.*	10,557	1,284,048
	Shares	Value
Common Stocks (continued)
Internet & Direct Marketing Retail (cont’d.)
JD.com, Inc. (China), ADR*	11,930	$925,887
JD.com, Inc. (China) (Class A Stock)*	6,150	237,692
Meituan Dianping (China) (Class B Stock)*	31,300	987,798
Naspers Ltd. (South Africa) (Class N Stock)*	3,422	606,138
Pinduoduo, Inc. (China), ADR*	1,660	123,089
Trip.com Group Ltd. (China), ADR*	4,300	133,902
ZOZO, Inc. (Japan)	87,381	2,437,265
		53,153,925
IT Services — 2.9%
Accenture PLC (Class A Stock)	24,877	5,621,953
Adyen NV (Netherlands), 144A*	1,868	3,441,447
Akamai Technologies, Inc.*	9,857	1,089,593
Alten SA (France)*	8,700	824,446
Amadeus IT Group SA (Spain)	122,954	6,845,021
Atos SE (France)*	36,076	2,905,483
Automatic Data Processing, Inc.	11,123	1,551,547
Black Knight, Inc.*	57,993	5,048,291
Booz Allen Hamilton Holding Corp.(a)	16,886	1,401,200
Capgemini SE (France)	27,950	3,584,180
Edenred (France)	118,094	5,304,091
Euronet Worldwide, Inc.*	6,100	555,710
ExlService Holdings, Inc.*	21,900	1,444,743
Fidelity National Information Services, Inc.	33,761	4,969,957
Fiserv, Inc.*	49,282	5,078,510
FleetCor Technologies, Inc.*	5,769	1,373,599
Fujitsu Ltd. (Japan)	50,750	6,944,945
Genpact Ltd.	46,693	1,818,692
Global Payments, Inc.	8,237	1,462,726
Infosys Ltd. (India)	11,854	163,739
International Business Machines Corp.	1,864	226,793
Jack Henry & Associates, Inc.	14,582	2,370,887
KBR, Inc.	20,000	447,200
Leidos Holdings, Inc.	12,735	1,135,325
Mastercard, Inc. (Class A Stock)	40,887	13,826,757
Network International Holdings PLC (United Arab Emirates), 144A*	2,150	7,604
Nomura Research Institute Ltd. (Japan)	77,276	2,275,671
Obic Co. Ltd. (Japan)	32,982	5,791,849
Paychex, Inc.	19,228	1,533,818
Tech Mahindra Ltd. (India)	7,767	83,704
Twilio, Inc. (Class A Stock)*(a)	6,095	1,506,014
VeriSign, Inc.*	7,059	1,446,036
Verra Mobility Corp.*	80,700	779,562
Virtusa Corp.*	14,820	728,551
Visa, Inc. (Class A Stock)(a)	134,771	26,950,157
Western Union Co. (The)	10,300	220,729
Wix.com Ltd. (Israel)*	6,095	1,553,311
WNS Holdings Ltd. (India), ADR*	20,400	1,304,784
Worldline SA (France), 144A*	29,080	2,384,166
		126,002,791
Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	13,419	981,825
Brunswick Corp.	16,240	956,698

A7

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Leisure Products (cont’d.)
Mattel, Inc.*	67,700	$792,090
Polaris, Inc.	19,628	1,851,706
		4,582,319
Life Sciences Tools & Services — 0.3%
Bio-Rad Laboratories, Inc. (Class A Stock)*	8,480	4,371,101
Bruker Corp.	21,468	853,353
Hangzhou Tigermed Consulting Co. Ltd. (China) (Class H Stock), 144A*	18,200	259,845
Lonza Group AG (Switzerland)	3,526	2,171,666
QIAGEN NV*	34,518	1,803,911
Quanterix Corp.*	19,300	651,182
Sartorius Stedim Biotech (France)	4,399	1,518,141
Thermo Fisher Scientific, Inc.	3,514	1,551,501
WuXi AppTec Co. Ltd. (China) (Class H Stock), 144A	20,700	300,476
		13,481,176
Machinery — 1.7%
Airtac International Group (China)	12,000	273,092
Allison Transmission Holdings, Inc.	36,985	1,299,653
Atlas Copco AB (Sweden) (Class A Stock)	183,900	8,771,852
Columbus McKinnon Corp.	38,900	1,287,590
Douglas Dynamics, Inc.	14,800	506,160
Epiroc AB (Sweden) (Class A Stock)	261,900	3,795,569
FANUC Corp. (Japan)	59,100	11,384,184
Federal Signal Corp.	5,500	160,875
Hiwin Technologies Corp. (Taiwan)	12,913	128,261
IDEX Corp.	8,394	1,531,150
Illinois Tool Works, Inc.	8,115	1,567,899
Interpump Group SpA (Italy)	77,400	2,878,499
ITT, Inc.	20,500	1,210,525
Kone OYJ (Finland) (Class B Stock)	77,074	6,768,147
Meritor, Inc.*	26,600	557,004
MINEBEA MITSUMI, Inc. (Japan)	226,300	4,302,737
MISUMI Group, Inc. (Japan)	263,900	7,380,550
Nabtesco Corp. (Japan)	44,300	1,610,896
OSG Corp. (Japan)	73,600	1,176,703
Otis Worldwide Corp.	58,725	3,665,615
PACCAR, Inc.	3,345	285,262
Sany Heavy Industry Co. Ltd. (China) (Class A Stock)	208,000	767,459
Schindler Holding AG (Switzerland)	1,930	524,519
Schindler Holding AG (Switzerland), (Part. Cert.)	25,043	6,828,660
Shenzhen Inovance Technology Co. Ltd. (China) (Class A Stock)	52,000	445,973
SMC Corp. (Japan)	3,255	1,806,302
Sumitomo Heavy Industries Ltd. (Japan)	28,698	665,120
Welbilt, Inc.*	92,300	568,568
		72,148,824
	Shares	Value
Common Stocks (continued)
Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	2,816	$4,461,697
Media — 0.4%
Cable One, Inc.	750	1,414,072
Charter Communications, Inc. (Class A Stock)*	11,778	7,353,477
Discovery, Inc. (Class A Stock)*(a)	68,306	1,487,022
Interpublic Group of Cos., Inc. (The)	13,453	224,261
Liberty Broadband Corp. (Class C Stock)*	14,716	2,102,475
Nexstar Media Group, Inc. (Class A Stock)	5,700	512,601
Omnicom Group, Inc.	4,600	227,700
Schibsted ASA (Norway) (Class B Stock)*	80,900	3,228,510
ViacomCBS, Inc. (Class B Stock)	31,562	884,052
		17,434,170
Metals & Mining — 1.8%
Agnico Eagle Mines Ltd. (Canada)	41,983	3,344,956
Anglo American PLC (South Africa)	329,926	7,951,385
AngloGold Ashanti Ltd. (Tanzania)	17,757	457,440
ArcelorMittal SA (Luxembourg)*	125,980	1,684,311
Barrick Gold Corp. (Canada)	171,324	4,812,074
BHP Group PLC (Australia)	698,593	14,885,194
Commercial Metals Co.	58,700	1,172,826
Evolution Mining Ltd. (Australia)	397,120	1,640,325
Ferroglobe PLC*^	44,100	—
Fortescue Metals Group Ltd. (Australia)	481,316	5,649,743
Franco-Nevada Corp. (Canada)	29,260	4,088,775
Glencore PLC (Australia)*	1,605,681	3,316,854
Impala Platinum Holdings Ltd. (South Africa)	51,513	445,771
Kirkland Lake Gold Ltd. (Canada)	76,835	3,750,723
MMC Norilsk Nickel PJSC (Russia), ADR	78,794	1,902,321
Newmont Corp.	195,454	12,401,556
POSCO (South Korea)	2,436	406,702
Rio Tinto PLC (Australia)	61,125	3,670,412
Royal Gold, Inc.	10,084	1,211,794
Steel Dynamics, Inc.	46,945	1,344,035
Vale SA (Brazil), ADR	26,114	276,286
Wheaton Precious Metals Corp. (Brazil)	79,510	3,901,009
		78,314,492
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Redwood Trust, Inc.	55,400	416,608
Starwood Property Trust, Inc.	10,842	163,606
		580,214
Multiline Retail — 0.2%
Dollar General Corp.	16,332	3,423,514
Dollar Tree, Inc.*	8,682	793,014
Marui Group Co. Ltd. (Japan)	32,883	630,669
Pan Pacific International Holdings Corp. (Japan)	59,270	1,378,919

A8

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Multiline Retail (cont’d.)
Target Corp.	7,456	$1,173,724
		7,399,840
Multi-Utilities — 0.4%
Algonquin Power & Utilities Corp. (Canada) (NYSE)(a)	72,400	1,052,696
Algonquin Power & Utilities Corp. (Canada) (XTSE)	76,127	1,105,701
CMS Energy Corp.	22,084	1,356,178
Dominion Energy, Inc.	95,748	7,557,390
National Grid PLC (United Kingdom)	22,564	259,019
Public Service Enterprise Group, Inc.	21,275	1,168,210
RWE AG (Germany)	125,936	4,709,433
		17,208,627
Oil, Gas & Consumable Fuels — 0.9%
BP PLC (United Kingdom)	2,408,345	7,001,870
Chevron Corp.	40,321	2,903,112
CNOOC Ltd. (China)	248,000	239,706
CNX Resources Corp.*	84,700	799,568
ConocoPhillips	37,919	1,245,260
Denbury, Inc.*	1,494	26,294
ENEOS Holdings, Inc. (Japan)	348,581	1,239,799
Galp Energia SGPS SA (Portugal)	161,100	1,491,522
Idemitsu Kosan Co. Ltd. (Japan)	110,000	2,342,577
Kinder Morgan, Inc.	17,568	216,613
LUKOIL PJSC (Russia)	7,895	457,087
Magnolia Oil & Gas Corp. (Class A Stock)*(a)	90,700	468,919
Novatek PJSC (Russia), GDR	905	123,633
Occidental Petroleum Corp.	6,516	65,225
Petroleo Brasileiro SA (Brazil)	173,400	613,210
Pioneer Natural Resources Co.	20,206	1,737,514
Reliance Industries Ltd. (India)	59,209	1,796,986
Reliance Industries Ltd. (India), 144A, GDR	31,000	1,886,152
Reliance Industries Ltd., PP (India)	4,195	77,537
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	126,624	1,572,814
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR	98,600	2,388,092
TOTAL SE (France)	343,608	11,723,378
Williams Cos., Inc. (The)	14,292	280,838
		40,697,706
Paper & Forest Products — 0.0%
Mondi PLC (United Kingdom)	82,367	1,735,062
Suzano SA (Brazil)*	33,000	266,602
UPM-Kymmene OYJ (Finland)	7,549	229,663
		2,231,327
Personal Products — 0.2%
Beiersdorf AG (Germany)	4,064	460,897
Edgewell Personal Care Co.*	19,400	540,872
Herbalife Nutrition Ltd.*	36,079	1,683,085
Kao Corp. (Japan)	59,461	4,452,324
Natura & Co. Holding SA (Brazil)	52,600	478,804
	Shares	Value
Common Stocks (continued)
Personal Products (cont’d.)
Pola Orbis Holdings, Inc. (Japan)	9,200	$173,670
		7,789,652
Pharmaceuticals — 3.0%
Arvinas, Inc.*	9,700	229,017
Astellas Pharma, Inc. (Japan)	58,323	869,011
AstraZeneca PLC (United Kingdom)	66,782	7,291,533
AstraZeneca PLC (United Kingdom), ADR	75,797	4,153,676
Bayer AG (Germany)	100,317	6,177,660
Bristol-Myers Squibb Co.	74,917	4,516,746
Chugai Pharmaceutical Co. Ltd. (Japan)	87,183	3,910,866
Daiichi Sankyo Co. Ltd. (Japan)	63,282	1,941,831
Dechra Pharmaceuticals PLC (United Kingdom)	31,000	1,289,665
Eli Lilly & Co.	44,275	6,553,586
Hansoh Pharmaceutical Group Co. Ltd. (China), 144A*	36,000	176,435
Horizon Therapeutics PLC*	19,121	1,485,319
Jazz Pharmaceuticals PLC*	26,863	3,830,395
Merck & Co., Inc.	36,641	3,039,371
Nektar Therapeutics*(a)	31,300	519,267
Novartis AG (Switzerland)	203,285	17,622,977
Recordati Industria Chimica e Farmaceutica SpA (Italy)	46,595	2,386,762
Roche Holding AG (Switzerland)	90,417	30,971,912
Royalty Pharma PLC (Class A Stock)	36,534	1,536,985
Sanofi (France)	177,345	17,730,815
Sino Biopharmaceutical Ltd. (Hong Kong)	169,000	186,171
Takeda Pharmaceutical Co. Ltd. (Japan)	69,900	2,494,219
UCB SA (Belgium)	44,004	4,995,492
Yunnan Baiyao Group Co. Ltd. (China) (Class A Stock)	10,500	158,134
Zoetis, Inc.	22,674	3,749,599
		127,817,444
Professional Services — 1.0%
ASGN, Inc.*	24,800	1,576,288
CBIZ, Inc.*	14,860	339,848
CRA International, Inc.	31,900	1,195,293
Experian PLC (United Kingdom)	251,403	9,453,464
ICF International, Inc.	18,700	1,150,611
IHS Markit Ltd.	21,879	1,717,720
Insperity, Inc.	25,000	1,637,250
Recruit Holdings Co. Ltd. (Japan)	328,964	13,122,874
RELX PLC (United Kingdom)	63,940	1,422,294
SGS SA (Switzerland)	393	1,051,616
Teleperformance (France)	17,100	5,272,801
Verisk Analytics, Inc.	18,110	3,355,964
		41,296,023
Real Estate Management & Development — 0.6%
Ayala Land, Inc. (Philippines)	453,900	278,635
CapitaLand Ltd. (Singapore)	231,975	462,907

A9

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
China Overseas Land & Investment Ltd. (China)	76,000	$191,944
CK Asset Holdings Ltd. (Hong Kong)	529,833	2,600,060
Henderson Land Development Co. Ltd. (Hong Kong)	694,179	2,575,124
Hongkong Land Holdings Ltd. (Hong Kong)	260,577	970,973
Jones Lang LaSalle, Inc.(a)	6,900	660,054
Kerry Properties Ltd. (Hong Kong)	199,252	512,947
Longfor Group Holdings Ltd. (China), 144A	34,500	195,535
Mitsubishi Estate Co. Ltd. (Japan)	131,400	1,980,588
Mitsui Fudosan Co. Ltd. (Japan)	97,800	1,698,351
Sino Land Co. Ltd. (Hong Kong)	994,513	1,165,975
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	166,173	804,533
UOL Group Ltd. (Singapore)	127,684	624,478
Vonovia SE (Germany)	187,097	12,824,583
		27,546,687
Road & Rail — 0.4%
Canadian National Railway Co. (Canada)	17,100	1,821,149
Canadian Pacific Railway Ltd. (Canada)	11,400	3,467,816
East Japan Railway Co. (Japan)	11,531	709,052
Landstar System, Inc.	31,893	4,002,253
Marten Transport Ltd.	35,050	572,016
Old Dominion Freight Line, Inc.	20,145	3,644,633
Rumo SA (Brazil)*	78,200	265,684
Schneider National, Inc. (Class B Stock)	63,870	1,579,505
		16,062,108
Semiconductors & Semiconductor Equipment — 2.4%
Advanced Energy Industries, Inc.*	16,300	1,025,922
Analog Devices, Inc.	20,405	2,382,080
Applied Materials, Inc.	51,851	3,082,542
ASML Holding NV (Netherlands)	56,668	20,899,386
Broadcom, Inc.	803	292,549
Cabot Microelectronics Corp.	6,100	871,141
Cirrus Logic, Inc.*	26,176	1,765,571
Enphase Energy, Inc.*(a)	38,042	3,141,889
Entegris, Inc.	24,057	1,788,397
FormFactor, Inc.*	27,500	685,575
Infineon Technologies AG (Germany)	144,700	4,069,540
Inphi Corp.*	4,200	471,450
Intel Corp.	131	6,783
KLA Corp.	19,034	3,687,647
Lam Research Corp.	31,716	10,521,783
Lasertec Corp. (Japan)	24,000	1,967,360
Marvell Technology Group Ltd.	57,973	2,301,528
MediaTek, Inc. (Taiwan)	46,000	973,526
Micron Technology, Inc.*	195,860	9,197,586
NVIDIA Corp.	9,720	5,260,658
NXP Semiconductors NV (Netherlands)	28,388	3,543,106
ON Semiconductor Corp.*(a)	126,683	2,747,754
QUALCOMM, Inc.	2,110	248,305
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Realtek Semiconductor Corp. (Taiwan)	16,000	$205,554
Semtech Corp.*	16,000	847,360
SK Hynix, Inc. (South Korea)	12,110	867,925
SMART Global Holdings, Inc.*	9,500	259,730
SolarEdge Technologies, Inc.*	9,591	2,286,015
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	637,000	9,623,610
Tokyo Electron Ltd. (Japan)	17,801	4,643,999
Universal Display Corp.	5,211	941,836
Xilinx, Inc.	15,137	1,577,881
		102,185,988
Software — 3.4%
2U, Inc.*(a)	16,800	568,848
Adobe, Inc.*	33,747	16,550,541
ANSYS, Inc.*	5,039	1,648,912
Aspen Technology, Inc.*	12,909	1,634,150
Autodesk, Inc.*	20,179	4,661,551
Cadence Design Systems, Inc.*	30,698	3,273,328
Cerence, Inc.*(a)	15,900	777,033
Check Point Software Technologies Ltd. (Israel)*(a)	12,314	1,481,867
Citrix Systems, Inc.	9,744	1,341,846
Constellation Software, Inc. (Canada)	1,886	2,095,740
Cornerstone OnDemand, Inc.*	19,500	709,020
Coupa Software, Inc.*(a)	6,728	1,845,087
Digital Turbine, Inc.*	23,200	759,568
Everbridge, Inc.*	4,700	590,931
Five9, Inc.*	12,020	1,558,754
LivePerson, Inc.*(a)	27,800	1,445,322
Manhattan Associates, Inc.*	16,362	1,562,407
Microsoft Corp.	152,942	32,168,291
Mimecast Ltd.*	17,600	825,792
Nice Ltd. (Israel)*	14,959	3,392,174
Nice Ltd. (Israel), ADR*(a)	25,500	5,789,265
NortonLifeLock, Inc.	132,946	2,770,595
Oracle Corp.	65,328	3,900,081
Oracle Corp. (Japan)	53,653	5,786,181
Paycom Software, Inc.*	4,256	1,324,893
Rapid7, Inc.*(a)	14,700	900,228
RingCentral, Inc. (Class A Stock)*	5,828	1,600,427
Sailpoint Technologies Holdings, Inc.*	46,900	1,855,833
salesforce.com, Inc.*	53,706	13,497,392
SAP SE (Germany)	141,030	21,917,135
Synopsys, Inc.*	9,109	1,949,144
Temenos AG (Switzerland)	20,200	2,716,684
Tenable Holdings, Inc.*	23,600	890,900
Varonis Systems, Inc.*	15,100	1,742,842
Workday, Inc. (Class A Stock)*	84	18,071
		145,550,833
Specialty Retail — 0.8%
Children’s Place, Inc. (The)(a)	20,700	586,845
China Yongda Automobiles Services Holdings Ltd. (China)	266,500	318,426
Dick’s Sporting Goods, Inc.	29,700	1,719,036
Five Below, Inc.*	4,800	609,600
Home Depot, Inc. (The)	40,023	11,114,787

A10

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Industria de Diseno Textil SA (Spain)	54,606	$1,520,387
Lithia Motors, Inc. (Class A Stock)	3,200	729,408
Lowe’s Cos., Inc.	11,500	1,907,390
Nitori Holdings Co. Ltd. (Japan)	8,119	1,686,461
O’Reilly Automotive, Inc.*	5,790	2,669,653
Ross Stores, Inc.	30,947	2,887,974
Signet Jewelers Ltd.	23,200	433,840
TJX Cos., Inc. (The)	65,020	3,618,363
USS Co. Ltd. (Japan)	185,788	3,324,307
		33,126,477
Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.	195,124	22,597,310
HP, Inc.	24,627	467,667
Pure Storage, Inc. (Class A Stock)*(a)	37,400	575,586
Samsung Electronics Co. Ltd. (South Korea)	128,300	6,378,646
Xerox Holdings Corp.	88,261	1,656,659
Xiaomi Corp. (China) (Class B Stock), 144A*	91,200	243,945
		31,919,813
Textiles, Apparel & Luxury Goods — 0.7%
adidas AG (Germany)*	8,035	2,592,743
ANTA Sports Products Ltd. (China)	17,000	178,060
Columbia Sportswear Co.	3,900	339,222
Crocs, Inc.*	8,100	346,113
Deckers Outdoor Corp.*	4,200	924,042
G-III Apparel Group Ltd.*	40,500	530,955
Hermes International (France)	1,781	1,533,235
Kering SA (France)	2,290	1,519,592
Kontoor Brands, Inc.	11,800	285,560
Li Ning Co. Ltd. (China)	86,500	406,631
LVMH Moet Hennessy Louis Vuitton SE (France)	31,291	14,632,703
Moncler SpA (Italy)*	40,957	1,673,903
NIKE, Inc. (Class B Stock)	14,454	1,814,555
Shenzhou International Group Holdings Ltd. (China)	10,800	184,435
Steven Madden Ltd.	32,155	627,022
Wolverine World Wide, Inc.	44,300	1,144,712
		28,733,483
Thrifts & Mortgage Finance — 0.2%
Bridgewater Bancshares, Inc.*	59,500	564,655
Essent Group Ltd.	101,358	3,751,260
Housing Development Finance Corp. Ltd. (India)	155,118	3,668,340
MGIC Investment Corp.	112,200	994,092
Western New England Bancorp, Inc.	22,500	126,675
		9,105,022
Tobacco — 0.3%
Altria Group, Inc.	49,900	1,928,136
Imperial Brands PLC (United Kingdom)	133,225	2,350,628
Philip Morris International, Inc.	89,111	6,682,434
	Shares	Value
Common Stocks (continued)
Tobacco (cont’d.)
Swedish Match AB (Sweden)	45,774	$3,740,754
		14,701,952
Trading Companies & Distributors — 0.6%
AerCap Holdings NV (Ireland)*	70,500	1,775,895
Applied Industrial Technologies, Inc.	17,900	986,290
Fastenal Co.	42,063	1,896,621
Ferguson PLC	29,100	2,932,664
Fly Leasing Ltd. (Ireland), ADR*	32,300	234,498
HD Supply Holdings, Inc.*	77,434	3,193,378
ITOCHU Corp. (Japan)	470,872	12,039,828
MSC Industrial Direct Co., Inc. (Class A Stock)	3,684	233,124
Rush Enterprises, Inc. (Class A Stock)	8,900	449,806
		23,742,104
Transportation Infrastructure — 0.1%
Aena SME SA (Spain), 144A*	10,875	1,519,329
Auckland International Airport Ltd. (New Zealand)	285,100	1,374,002
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)*	30,900	141,675
Kamigumi Co. Ltd. (Japan)	26,747	526,829
		3,561,835
Water Utilities — 0.0%
American Water Works Co., Inc.	7,554	1,094,423
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV (Mexico) (Class L Stock), ADR	7,170	89,553
Bharti Airtel Ltd. (India)	71,763	411,243
China Mobile Ltd. (China)	43,500	279,706
KDDI Corp. (Japan)	67,401	1,699,406
Safaricom PLC (Kenya)	7,953,600	2,182,478
SoftBank Group Corp. (Japan)	72,600	4,513,500
T-Mobile US, Inc.*	105,788	12,097,916
Vodafone Group PLC (United Kingdom)	1,239,255	1,646,613
		22,920,415

Total Common Stocks (cost $2,072,197,029)		2,300,623,153
Exchange-Traded Fund — 0.0%
iShares MSCI Emerging Markets ETF(a)	20,800	917,072
(cost $859,640)
Preferred Stocks — 0.3%
Airlines — 0.0%
Azul SA (Brazil) (PRFC)*	70,800	308,621
Automobiles — 0.2%
Porsche Automobil Holding SE (Germany) (PRFC)*	143,688	8,552,057
Banks — 0.0%
Banco Bradesco SA (Brazil) (PRFC)	30,102	104,469

A11

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Banks (cont’d.)
Itau Unibanco Holding SA (Brazil) (PRFC)	96,148	$387,270
		491,739
Chemicals — 0.0%
Sociedad Quimica y Minera de Chile SA (Chile) (PRFC B)	2,557	83,055
Health Care Equipment & Supplies — 0.1%
Sartorius AG (Germany) (PRFC)	3,830	1,572,822

Total Preferred Stocks (cost $10,625,218)		11,008,294

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 0.4%
Automobiles — 0.0%
GMF Floorplan Owner Revolving Trust,
Series 2020-01, Class A, 144A
0.680%	08/15/25	740	741,378
Hertz Fleet Lease Funding LP,
Series 2017-01, Class A1, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.806%(c)	04/10/31	160	160,275
			901,653
Consumer Loans — 0.1%
Consumer Lending Receivables Trust,
Series 2019-A, Class A, 144A
3.520%	04/15/26	187	187,056
Consumer Loan Underlying Bond Certificate Issuer Trust,
Series 2019-HP01, Class A, 144A
2.590%	12/15/26	794	803,137
Consumer Loan Underlying Bond Credit Trust,
Series 2018-P03, Class A, 144A
3.820%	01/15/26	660	664,443
Series 2019-P01, Class A, 144A
2.940%	07/15/26	301	303,402
Series 2019-P02, Class A, 144A
2.470%	10/15/26	502	504,172
Marlette Funding Trust,
Series 2019-04A, Class A, 144A
2.390%	12/17/29	502	506,737
Series 2020-01A, Class A, 144A
2.240%	03/15/30	345	347,341
SoFi Consumer Loan Program Trust,
Series 2019-04, Class A, 144A
2.450%	08/25/28	575	581,735
			3,898,023
Equipment — 0.0%
Dell Equipment Finance Trust,
Series 2020-02, Class A3, 144A
0.570%	10/23/23	890	891,363
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans — 0.0%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-W02, Class A2C, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
0.508%(c)	10/25/35	200	$199,466
Other — 0.2%
Aaset Trust,
Series 2019-01, Class A, 144A
3.844%	05/15/39	993	924,744
Series 2020-01A, Class A, 144A
3.351%	01/16/40	717	660,867
Castlelake Aircraft Structured Trust,
Series 2019-01A, Class A, 144A
3.967%	04/15/39	998	922,991
CF Hippolyta LLC,
Series 2020-01, Class A1, 144A
1.690%	07/15/60	880	889,785
Domino’s Pizza Master Issuer LLC,
Series 2018-01A, Class A2I, 144A
4.116%	07/25/48	1,357	1,435,996
Horizon Aircraft Finance II Ltd. (Cayman Islands),
Series 2019-01, Class A, 144A
3.721%	07/15/39	717	668,972
Nationstar HECM Loan Trust,
Series 2019-01A, Class A, 144A
2.651%(cc)	06/25/29	357	358,506
Series 2020-01A, Class A1, 144A
1.269%(cc)	09/25/30	1,699	1,698,660
Sapphire Aviation Finance II Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A
3.228%	03/15/40	1,318	1,188,283
Thunderbolt III Aircraft Lease Ltd. (Cayman Islands),
Series 2019-01, Class A, 144A
3.671%	11/15/39	1,032	966,049
			9,714,853
Residential Mortgage-Backed Securities — 0.1%
Towd Point Mortgage Trust,
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58	421	455,674
Series 2018-06, Class A1A, 144A
3.750%(cc)	03/25/58	1,029	1,089,621
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58	381	412,340
			1,957,635

Total Asset-Backed Securities (cost $17,764,505)			17,562,993
Bank Loans — 1.3%
Advertising — 0.0%
ABG Intermediate Holdings LLC,
First Lien Incremental Amendment No 5 Term Loan, 3 Month LIBOR + 5.250%
6.250%(c)	09/27/24	30	29,363

A12

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Advertising (cont’d.)
AppLovin Corp.,
Amendment No 3 New Term Loan, 1 Month LIBOR + 4.000%
4.147%(c)	08/15/25^	200	$196,199
Lamar Media Corp.,
New Term Loan B, 1 Month LIBOR + 1.500%
1.659%(c)	02/05/27	125	120,937
Red Ventures LLC,
Term B-2, 1 Month LIBOR + 2.500%
2.647%(c)	11/08/24	228	217,983
Terrier Media Buyer, Inc.,
Term Loan, 1 Month LIBOR + 4.250%
4.397%(c)	12/17/26	422	410,832
			975,314
Aerospace & Defense — 0.0%
AI Convoy Luxembourg Sarl (Luxembourg),
Facility B Loan, 1 - 3 Month LIBOR + 3.500%
4.650%(c)	01/18/27	189	187,514
Dynasty Acquisition Co., Inc.,
2020 Specified Refinancing Term B-1 Facility, 3 Month LIBOR + 3.500%
3.720%(c)	04/06/26	109	96,241
2020 Specified Refinancing Term B-2 Facility, 3 Month LIBOR + 3.500%
3.720%(c)	04/06/26	59	51,743
TransDigm, Inc.,
Tranche E Refinancing Term Loan, 1 Month LIBOR + 2.250%
2.397%(c)	05/30/25	125	117,776
Tranche F Refinancing Term Loan, 1 Month LIBOR + 2.250%
2.397%(c)	12/09/25	546	515,693
WP CPP Holdings LLC,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.500%
4.500%(c)	04/30/25	153	133,261
			1,102,228
Airlines — 0.0%
Delta Air Lines, Inc.,
Term Loan
—%(p)	09/16/27	180	181,350
JetBlue Airways Corp.,
Term Loan, 3 Month LIBOR + 5.250%
6.250%(c)	06/17/24	64	63,642
Kestrel Bidco, Inc. (Canada),
Initial Term Loan, 3 Month LIBOR + 3.000%
4.000%(c)	12/11/26	139	119,974
Mileage Plus Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 5.250%
6.250%(c)	06/20/27	200	203,219
			568,185
Auto Manufacturers — 0.0%
CTOS LLC,
Term Loan B, 1 Month LIBOR + 4.250%
4.401%(c)	04/18/25	127	125,625
Biotechnology — 0.0%
Aldevron LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 4.250%
5.250%(c)	10/12/26	254	253,756
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Building Materials — 0.0%
API Group, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
2.647%(c)	10/01/26	124	$121,168
Ingersoll-Rand Services Co.,
2020 Spinco Tranche B-1 Dollar Term Loan, 1 Month LIBOR + 1.750%
1.897%(c)	02/28/27	124	120,099
LEB HOLDINGS USA INC,
Term Loan
—%(p)	09/25/27	40	39,650
			280,917
Chemicals — 0.0%
Chemours Co. (The),
Tranche B-2 US Term Loan, 1 Month LIBOR + 1.750%
1.900%(c)	04/03/25	122	117,446
Consolidated Energy Finance SA (Switzerland),
Initial Term Loan, 1 Month LIBOR + 2.500%
2.656%(c)	05/07/25	171	155,453
Emerald Performance Materials LLC,
First Lien Term Loan B, 1 Month LIBOR + 4.000%
5.000%(c)	08/12/25	100	99,563
GrafTech Finance, Inc.,
Term Loan
—%(p)	02/12/25	100	98,375
Hexion, Inc.,
Senior Secured Term B Loan, 3 Month LIBOR + 3.500%
3.800%(c)	07/01/26	59	58,213
Nouryon USA LLC (Netherlands),
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
3.151%(c)	10/01/25	339	327,516
Oxea Corp.,
Tranche B-2 Term Loan, 1 Month LIBOR + 3.500%
3.688%(c)	10/14/24	221	211,899
SCIH Salt Holdings, Inc.,
First Lien Closing Date Term Loan, 3 Month LIBOR + 4.500%
5.500%(c)	03/16/27	125	124,376
Tronox Finance LLC,
First Lien Initial Dollar Term Loan, 1 - 3 Month LIBOR + 3.000%
3.184%(c)	09/23/24	106	103,660
WR Grace & Co-Conn,
Term B1 Loan, 3 Month LIBOR + 1.750%
2.058%(c)	04/03/25	27	26,382
Term B-2 Loan, 3 Month LIBOR + 1.750%
1.970%(c)	04/03/25	47	45,226
			1,368,109
Coal — 0.0%
Murray Energy Corp.,
Superpriority Term B-2 Loan, 3 Month LIBOR + 7.250%
9.354%(c)	10/17/22^	208	2,595
Term Loan
—%(p)	07/29/20^(d)	70	47,041
			49,636

A13

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Commercial Services — 0.1%
AlixPartners LLP,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.500%
2.647%(c)	04/04/24	99	$96,891
Amentum Government Services Holdings LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%
3.647%(c)	01/31/27	150	147,380
AVSC Holding Corp.,
First Lien 2019 Incremental Term Loan, 3 - 6 Month LIBOR + 4.500%
5.500%(c)	10/15/26^	124	93,047
BrightView Landscapes LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%
2.688%(c)	08/15/25	122	120,813
Cast & Crew Payroll LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
3.897%(c)	02/09/26	163	154,573
Coinamatic Canada, Inc.,
First Lien Initial Canadian Term Loan, 1 Month LIBOR + 3.250%
4.250%(c)	05/16/22	26	25,283
Second Lien Initial Canadian Term Loan, 1 Month LIBOR + 7.000%
8.000%(c)	05/12/23	5	5,095
Creative Artists Agency LLC,
Incremental Term Loan, 1 Month LIBOR + 3.750%
3.897%(c)	11/27/26	124	119,348
CSC SW Holdco, Inc.,
Term B-1 Loan, 3 Month LIBOR + 3.250%
4.250%(c)	11/14/22	357	349,341
Ensemble RCM LLC,
Closing Date Term Loan, 3 Month LIBOR + 3.750%
4.011%(c)	08/01/26	74	73,229
EVO Payments International LLC,
First Lien Term Loan, 1 Month LIBOR + 3.250%
3.400%(c)	12/22/23	169	166,561
Financial & Risk Holdings, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.250%
3.397%(c)	10/01/25	607	600,676
Fly Funding II Sarl (Ireland),
Term Loan B, 3 Month LIBOR + 1.750%
1.990%(c)	08/11/25	141	124,232
Gems Menasa Cayman Ltd. (United Arab Emirates),
Facility B, 1 - 3 Month LIBOR + 5.000%
6.000%(c)	07/30/26	200	192,948
Kingpin Intermediate Holdings LLC,
2018 Refinancing Term Loan, 1 Month LIBOR + 3.500%
4.500%(c)	07/03/24	97	82,406
KUEHG Corp.,
First Lien Term B-3 Loan, 3 Month LIBOR + 3.750%
4.750%(c)	02/21/25	429	390,354
Learning Care Group US No 2, Inc.,
2020 Incremental Term Loan, 3 Month LIBOR + 8.500%
9.500%(c)	03/13/25	55	54,863
First Lien Initial Term Loan, 3 Month LIBOR + 3.250%
4.250%(c)	03/13/25	83	75,442
Lineage Logistics LLC,
Term Loan, 1 Month LIBOR + 3.000%
4.000%(c)	02/27/25	522	513,743
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Commercial Services (cont’d.)
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
3.750%(c)	06/07/23	180	$176,786
North American Lifting Holdings, Inc.,
Loan (Second Lien), 3 Month LIBOR + 9.000%
10.000%(c)	11/26/21	100	5,000
Sabert Corp.,
Initial Term Loan, 1 Month LIBOR + 4.500%
5.500%(c)	12/10/26	174	170,625
Sotheby’s,
Initial Term Loan, 1 Month LIBOR + 5.500%
6.500%(c)	01/15/27	116	114,963
Travelport Finance SARL (Luxembourg),
First Lien Initial Term Loan, 3 Month LIBOR + 5.000%
6.072%(c)	05/29/26	234	145,423
Term Loan, 3 Month LIBOR + 8.000%
9.000%(c)	02/28/25	42	40,059
Wash Multifamily Acquisition, Inc.,
First Lien Initial US Term Loan, 1 Month LIBOR + 3.250%
4.250%(c)	05/16/22	123	120,508
Second Lien Initial US Term Loan, 1 Month LIBOR + 7.000%
8.000%(c)	05/12/23	30	29,089
WaterBridge Midstream Operating LLC,
Initial Term Loan, 1 - 6 Month LIBOR + 5.750%
6.750%(c)	06/22/26	124	102,713
			4,291,391
Computers — 0.0%
Datto, Inc.,
Term Loan, 1 Month LIBOR + 4.250%
4.397%(c)	04/02/26	49	49,221
Harland Clarke Holdings Corp.,
Initial Term Loan, 3 Month LIBOR + 4.750%
5.750%(c)	11/03/23	165	133,881
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%
9.500%(c)	09/29/25	54	54,214
Term B USD Loan, 1 Month LIBOR + 3.750%
3.896%(c)	09/30/24	269	266,293
			503,609
Distribution/Wholesale — 0.0%
BCPE Empire Holdings, Inc.,
First Lien Delayed Draw Term Loan, 1 Month LIBOR + 4.000%
4.073%(c)	06/11/26	24	23,450
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%
4.147%(c)	06/11/26	153	149,216
IAA, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
2.438%(c)	06/29/26	121	118,972
			291,638
Diversified Financial Services — 0.0%
Avolon TLB Borrower 1 US LLC (Ireland),
Term B-3 Loan, 1 Month LIBOR + 1.750%
2.500%(c)	01/15/25	116	112,694

A14

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Diversified Financial Services (cont’d.)
Blucora, Inc.,
Refinancing Term Loan, 1 - 6 Month LIBOR + 4.000%
5.000%(c)	05/22/24^	138	$135,359
Citadel Securities LP,
Term B Facility, 1 Month LIBOR + 2.750%
2.897%(c)	02/27/26	286	284,296
Deerfield Dakota Holding LLC,
First Lien Initial Dollar Term Loan, 1 Month LIBOR + 3.750%
4.750%(c)	04/09/27	125	123,804
GT Polaris, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.000%
5.000%(c)	08/04/27	70	69,329
RPI Intermediate Finance Trust,
Term B-1 Term Loan, 1 Month LIBOR + 1.750%
1.897%(c)	02/11/27	239	237,156
Russell Investments US Institutional Holdco, Inc.,
Term Loan, 6 Month LIBOR + 2.750%
3.750%(c)	06/01/23	122	120,359
VFH Parent LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.151%(c)	03/01/26	283	280,963
			1,363,960
Electric — 0.0%
Exgen Renewables IV LLC,
Loan, 3 Month LIBOR + 3.000%
4.000%(c)	11/28/24	104	103,989
Granite Generation LLC,
Initial Term Loan, 1 - 3 Month LIBOR + 3.750%
4.750%(c)	11/07/26	107	106,541
Green Energy Partners/Stonewall LLC,
Term B-1 Conversion Advances, 3 Month LIBOR + 5.500%
6.500%(c)	11/13/21	92	83,089
Hamilton Projects Acquiror LLC,
Term Loan, 3 Month LIBOR + 4.750%
5.750%(c)	06/17/27	145	143,462
Lightstone HoldCo LLC,
2018 Refinancing Term B Facility, 3 Month LIBOR + 3.750%
4.750%(c)	01/30/24	113	97,264
2018 Refinancing Term C Facility, 3 Month LIBOR + 3.750%
4.750%(c)	01/30/24	6	5,486
LMBE-MC HoldCo II LLC,
Term Loan, 3 Month LIBOR + 4.000%
5.000%(c)	12/03/25	69	68,116
PG&E Corp.,
New Term Loan, 3 Month LIBOR + 4.500%
5.500%(c)	06/23/25	215	210,352
Pike Corp.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.150%(c)	07/24/26	70	69,300
Vistra Operations Co. LLC,
2018 Incremental Term Loan, 1 Month LIBOR + 1.750%
1.899%(c)	12/31/25	251	246,406
			1,134,005
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Electronics — 0.0%
TTM Technologies, Inc.,
Term B Loan, 1 Month LIBOR + 2.500%
2.655%(c)	09/30/24^	110	$107,755
Energy-Alternate Sources — 0.0%
Natgasoline LLC,
Initial Term Loan, 3 Month LIBOR + 3.500%
3.813%(c)	11/14/25^	103	98,004
Terra-Gen Finance Co. LLC,
Term Loan, 1 Month LIBOR + 4.250%
5.250%(c)	12/09/21	180	176,286
			274,290
Engineering & Construction — 0.0%
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.250%
5.250%(c)	06/21/24	285	265,340
DG Investment Intermediate Holdings 2, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
3.750%(c)	02/03/25	93	88,786
Hamilton HoldCo LLC (Australia),
Term Loan B, 3 Month LIBOR + 2.000%
2.230%(c)	01/04/27	123	119,110
Landry’s Finance Acquisition Co.,
2020 Initial Term Loan, 3 Month LIBOR + 12.000%
13.000%(c)	10/06/23^	35	40,250
Rockwood Service Corp.,
Initial Term Loan, 1 Month LIBOR + 4.250%
4.397%(c)	01/23/27	191	189,233
Ventia Deco LLC (Australia),
2019 Refinancing Term B Loan, 3 Month LIBOR + 4.000%
5.000%(c)	05/21/26^	124	122,085
VM Consolidated, Inc.,
Term Loan B-1, 1 Month LIBOR + 3.250%
3.397%(c)	02/28/25^	177	172,993
			997,797
Entertainment — 0.1%
Allen Media LLC,
Initial Term Loan, 3 Month LIBOR + 5.500%
5.720%(c)	02/10/27^	294	285,639
Alpha Topco Ltd. (United Kingdom),
2018 Incremental New Facility B-3 Loan, 1 Month LIBOR + 2.500%
3.500%(c)	02/01/24	420	406,169
AP Gaming I LLC,
Incremental Term B Loan (First Lien), 3 Month LIBOR + 3.500%
4.500%(c)	02/15/24	29	25,962
Aristocrat International Pty Ltd. (Australia),
Initial Term Loan, 3 Month LIBOR + 3.750%
4.750%(c)	10/19/24	35	34,847
Aristocrat Technologies, Inc. (Australia),
Term B-3 Loan, 3 Month LIBOR + 1.750%
2.021%(c)	10/19/24	77	75,172
Crown Finance US, Inc.,
Initial Dollar Tranche Term Loan, 6 Month LIBOR + 2.250%
2.519%(c)	02/28/25	199	132,233

A15

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Entertainment (cont’d.)
Second Amendment Dollar Tranche Term Loan, 6 Month LIBOR + 2.500%
2.769%(c)	09/30/26	124	$81,242
Golden Entertainment, Inc.,
Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%
3.750%(c)	10/21/24	335	321,864
GVC Holdings PLC (United Kingdom),
Facility B-3, 3 Month LIBOR + 2.250%
2.470%(c)	03/29/24	112	110,023
Herschend Entertainment Co. LLC,
Initial Term Loan, 3 Month LIBOR + 5.750%
6.750%(c)	08/19/25^	50	47,750
PCI Gaming Authority,
Term B Facility Loan, 1 Month LIBOR + 3.000%
2.647%(c)	05/29/26	70	68,083
Penn National Gaming, Inc.,
Term B-1 Facility Loan, 1 Month LIBOR + 2.250%
3.000%(c)	10/15/25	98	95,288
Playtika Holding Corp.,
Term B Loan, 3 Month LIBOR + 6.000%
7.000%(c)	12/10/24	280	279,717
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 - 3 Month LIBOR + 2.750%
3.254%(c)	08/14/24	153	143,600
SMG US Midco 2, Inc.,
2020 Refinancing Term Loan, 1 - 3 Month LIBOR + 2.500%
2.704%(c)	01/23/25	74	64,383
Stars Group Holdings BV (Canada),
USD Term Loan, 3 Month LIBOR + 3.500%
3.720%(c)	07/10/25	208	207,938
Twin River Worldwide Holdings, Inc.,
Term B-1 Facility Loan, 3 Month LIBOR + 8.000%
9.000%(c)	05/11/26	95	100,819
UFC Holdings LLC,
Term B Loan, 3 Month LIBOR + 3.250%
4.250%(c)	04/29/26	49	48,654
			2,529,383
Environmental Control — 0.0%
Advanced Disposal Services, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	11/10/23	118	117,354
Environmental Resources Management, Inc.,
First Lien Initial Term B-1 Loan, 3 Month LIBOR + 3.250%
3.470%(c)	07/10/26	123	120,763
Filtration Group Corp.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
3.147%(c)	03/31/25	152	148,948
			387,065
Food Service — 0.0%
Agro Merchants Intermediate Holdings LP (Cayman Islands),
First Lien Effective Date Loan, 3 Month LIBOR + 3.750%
4.750%(c)	12/06/24^	83	80,866
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Food Service (cont’d.)
Aramark Services, Inc.,
US Term B-3 Loan, 1 Month LIBOR + 1.750%
1.897%(c)	03/11/25	233	$222,819
			303,685
Foods — 0.0%
Bellring Brands LLC,
Term B Loan, 1 Month LIBOR + 5.000%
6.000%(c)	10/21/24	135	135,444
BI-LO LLC,
Initial Term Loan, 1 Month LIBOR + 8.000%
9.000%(c)	05/31/24	294	294,000
Chobani LLC,
Term Loan B, 1 Month LIBOR + 3.500%
4.500%(c)	10/10/23	366	361,833
Froneri US, Inc. (United Kingdom),
Facility B2, 1 Month LIBOR + 2.250%
2.397%(c)	01/29/27	140	134,108
JBS USA LUX SA/JBS USA Finance, Inc.,
New Term Loan, 1 Month LIBOR + 2.000%
2.147%(c)	05/01/26	251	244,660
Saffron Borrowco LLC,
Term B Loan, 1 Month LIBOR + 6.750%
6.897%(c)	06/20/25	60	59,471
US Foods, Inc.,
Incremental B-2019 Term Loan, 1 Month LIBOR + 2.000%
2.147%(c)	09/13/26	124	118,026
			1,347,542
Forest Products & Paper — 0.0%
Asplundh Tree Expert LLC,
Initial Term Loan, 3 Month LIBOR + 2.500%
2.655%(c)	09/04/27	130	129,756
Clearwater Paper Corp.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.188%(c)	07/26/26^	50	49,439
			179,195
Healthcare-Products — 0.0%
AthenaHealth, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 4.500%
4.750%(c)	02/11/26	369	363,527
CPI Holdco LLC,
First Lien Closing Date Term Loan, 1 Month LIBOR + 4.250%
4.397%(c)	11/04/26	30	29,626
			393,153
Healthcare-Services — 0.1%
American Renal Holdings, Inc.,
New Term Loan B, 1 Month LIBOR + 5.000%
5.147%(c)	06/21/24	204	196,180
Da Vinci Purchaser Corp.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%
5.238%(c)	01/08/27	185	182,077

A16

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Healthcare-Services (cont’d.)
DaVita, Inc.,
Tranche B-1 Term Loan, 1 Month LIBOR + 1.750%
1.897%(c)	08/12/26	124	$121,478
Global Medical Response,
Term Loan
—%(p)	09/24/25	100	97,667
LifePoint Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
3.897%(c)	11/17/25	176	170,308
MED ParentCo LP,
First Lien Delayed Draw Term Loan, 1 Month LIBOR + 4.250%
4.323%(c)	08/31/26	8	7,898
First Lien Initial Term Loan, 1 Month LIBOR + 4.250%
4.397%(c)	08/31/26	47	45,016
Second Lien Term Loan, 1 Month LIBOR + 8.250%
8.406%(c)	08/30/27	40	36,800
US Anesthesia Partners, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.000%
4.000%(c)	06/24/24	157	148,408
US Renal Care, Inc.,
First Lien Term Loan B, 1 Month LIBOR + 5.000%
5.147%(c)	06/26/26	292	284,054
Wink Holdco, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
4.000%(c)	12/02/24	122	121,183
			1,411,069
Household Products/Wares — 0.0%
Reynolds Consumer Products LLC,
Initial Term Loan, 1 Month LIBOR + 1.750%
1.897%(c)	02/04/27	239	235,106
Insurance — 0.1%
Acrisure LLC,
Term Loan B 2020, 1 Month LIBOR + 3.500%
3.647%(c)	02/15/27	328	316,735
Alliant Holdings Intermediate LLC,
Initial Term Loan (2018), 1 Month LIBOR + 2.750%
2.897%(c)	05/09/25	476	461,623
Amerilife Holdings LLC,
Delayed Draw Term A Loan, 1 Month LIBOR + 4.000%
4.103%(c)	03/18/27^	9	8,635
First Lien Term Loan, 1 Month LIBOR + 4.000%
4.155%(c)	03/18/27^	158	155,755
AmWINS Group, Inc.,
Term Loan (First Lien), 1 - 3 Month LIBOR + 2.750%
3.750%(c)	01/25/24	269	266,089
AssuredPartners, Inc.,
2020 February Refinancing Term Loan, 1 Month LIBOR + 3.500%
3.647%(c)	02/12/27	94	91,412
Asurion LLC,
Amendment No. 14 Replacement B-4 Term Loan, 1 Month LIBOR + 3.000%
3.147%(c)	08/04/22	485	477,743
New B-7 Term Loan, 1 Month LIBOR + 3.000%
3.147%(c)	11/03/24	199	195,393
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Insurance (cont’d.)
Replacement B-6 Term Loan, 1 Month LIBOR + 3.000%
3.147%(c)	11/03/23	165	$162,493
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%
6.647%(c)	08/04/25	376	376,026
HUB International Ltd.,
2019 Incremental Term Loan, 3 Month LIBOR + 4.000%
5.000%(c)	04/25/25	124	123,464
Initial Term Loan, 3 Month LIBOR + 3.000%
3.264%(c)	04/25/25	467	450,185
Ryan Specialty Group LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%
4.000%(c)	09/01/27	140	138,775
			3,224,328
Internet — 0.1%
Anastasia Parent LLC,
Closing Date Term Loan, 3 Month LIBOR + 3.750%
3.970%(c)	08/11/25	122	51,488
Ancestry.com Operations, Inc.,
Non Extended Term Loan B, 1 Month LIBOR + 3.750%
4.750%(c)	10/19/23	169	168,436
Buzz Merger Sub Ltd. (Bermuda),
Initial Term Loan, 1 Month LIBOR + 2.750%
2.897%(c)	01/29/27^	40	38,905
Cablevision Lightpath LLC,
Term Loan
—%(p)	09/29/27	80	79,333
EIG Investors Corp.,
2018 Refinancing Term Loan, 3 Month LIBOR + 3.750%
4.750%(c)	02/09/23	217	216,207
Getty Images, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 4.500%
4.688%(c)	02/19/26	49	45,194
Go Daddy Operating Co. LLC,
Tranche B-2 Term Loan, 1 Month LIBOR + 1.750%
1.897%(c)	02/15/24	182	177,235
Tranche B-3 Term Loan, 1 Month LIBOR + 2.500%
2.647%(c)	08/10/27	125	122,765
ION Trading Finance Ltd. (Ireland),
Initial Dollar Term Loan, 3 Month LIBOR + 4.000%
5.000%(c)	11/21/24	186	182,212
Micro Holding Corp.,
Amendment No. 2 Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%
3.647%(c)	09/15/24	121	118,097
Northwest Fiber LLC,
First Lien Term B Loan, 1 Month LIBOR + 5.500%
5.656%(c)	04/30/27	239	238,801
Rodan & Fields LLC,
Closing Date Term Loan, 1 Month LIBOR + 4.000%
4.152%(c)	06/16/25	44	29,802
Uber Technologies, Inc.,
First Lien Term Loan, 1 Month LIBOR + 4.000%
5.000%(c)	04/04/25	358	355,225

A17

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Internet (cont’d.)
Web.com Group, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
3.901%(c)	10/10/25	143	$137,761
Initial Term Loan (Second Lien), 1 Month LIBOR + 7.750%
7.901%(c)	10/09/26	37	34,578
			1,996,039
Investment Companies — 0.0%
FINCO I LLC,
2020 Term Loan, 1 Month LIBOR + 2.500%
2.648%(c)	06/27/25	100	99,312
KREF Holdings X LLC,
Initial Term Loan, 3 Month LIBOR + 4.750%
5.750%(c)	09/01/27^	80	79,600
			178,912
Leisure Time — 0.0%
Alterra Mountain Co.,
First Lien Term Loan, 1 Month LIBOR + 4.500%
5.500%(c)	05/13/26^	45	44,215
Initial Term Loan, 1 Month LIBOR + 2.750%
2.897%(c)	07/31/24	112	107,784
Bombardier Recreational Products, Inc. (Canada),
2020 Incremental Term Loan, 3 Month LIBOR + 5.000%
6.000%(c)	05/24/27	125	126,250
Callaway Golf Co.,
Term Loan, 1 Month LIBOR + 4.500%
4.651%(c)	01/04/26	74	73,892
Carnival Corp.,
Initial Advance (USD) Term Loan, 1 Month LIBOR + 7.500%
8.500%(c)	06/30/25	90	90,673
Equinox Holdings, Inc.,
Incremental Term B-1 Loan (First Lien), 3 Month LIBOR + 3.000%
4.000%(c)	03/08/24	178	136,414
Term Loan
—%(p)	03/08/25	50	29,425
Life Time, Inc.,
New 2017 Refinancing Term Loan, 3 Month LIBOR + 2.750%
3.750%(c)	06/10/22	289	262,353
PlayPower, Inc.,
Initial Term Loan, 3 Month LIBOR + 5.500%
5.720%(c)	05/08/26^	120	105,430
United PF Holdings LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 8.500%
9.500%(c)	12/30/26^	30	29,700
Initial Term Loan, 3 Month LIBOR + 4.000%
4.220%(c)	12/30/26	92	80,430
			1,086,566
Lodging — 0.1%
Aimbridge Acquisition Co., Inc.,
Term Loan
—%(p)	02/02/26^	75	73,500
Boyd Gaming Corp.,
Refinancing Term B Loan, 1 Month LIBOR + 2.250%
2.356%(c)	09/15/23	133	129,263
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Lodging (cont’d.)
Caesars Resort Collection LLC,
Term B-1 Loan, 1 - 3 Month LIBOR + 4.500%
4.709%(c)	07/21/25	375	$362,277
Caesars Resort Collection LLC/CRC Finco, Inc.,
Term B Loan, 1 Month LIBOR + 2.750%
2.897%(c)	12/23/24	717	669,341
CityCenter Holdings LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	04/18/24	291	278,482
Four Seasons Hotels Ltd. (Canada),
Restated Term Loan, 1 Month LIBOR + 2.000%
2.156%(c)	11/30/23	122	118,450
Golden Nugget LLC,
First Initial Term Loan, 2 Month LIBOR + 2.500%
3.250%(c)	10/04/23	413	368,294
Marriott Ownership Resorts, Inc.,
Term Loan B, 1 Month LIBOR + 1.750%
1.897%(c)	08/29/25	108	103,717
Station Casinos LLC,
Term B-1 Facility Loan, 1 Month LIBOR + 2.250%
2.500%(c)	02/08/27	248	236,106
Wyndham Hotels & Resorts, Inc.,
Term B Loan, 1 Month LIBOR + 1.750%
1.897%(c)	05/30/25	147	141,488
			2,480,918
Machinery-Construction & Mining — 0.0%
Brookfield WEC Holdings, Inc.,
Refinancing Term Loan, 1 Month LIBOR + 3.000%
3.750%(c)	08/01/25	410	399,839
Vertiv Group Corp.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.157%(c)	03/02/27	249	243,837
			643,676
Machinery-Diversified — 0.0%
CPM Holdings, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
3.905%(c)	11/17/25	54	50,525
Thermon Holding Corp.,
Term B Loan, 1 Month LIBOR + 3.750%
4.750%(c)	10/30/24^	56	55,081
Verticcal US Newco, Inc.,
Facility B Loan, 6 Month LIBOR + 4.250%
4.567%(c)	07/30/27	100	99,090
			204,696
Media — 0.1%
Altice Financing SA (Luxembourg),
March 2017 Term Loan, 1 Month LIBOR + 2.750%
2.902%(c)	07/15/25	121	114,777
October 2017 USD Term Loan, 1 Month LIBOR + 2.750%
2.895%(c)	01/31/26	122	114,573
Cengage Learning, Inc.,
Term B Loan, 3 Month LIBOR + 4.250%
5.250%(c)	06/07/23	180	150,920

A18

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Media (cont’d.)
Charter Communications Operating LLC,
Term Loan B2, 1 Month LIBOR + 1.750%
1.900%(c)	02/01/27	554	$541,643
Coral-US Co-Borrower LLC (Chile),
Term B-5 Loan, 1 Month LIBOR + 2.250%
2.397%(c)	01/31/28	280	269,982
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%
2.402%(c)	07/17/25	227	218,586
October 2018 Incremental Term Loan, 1 Month LIBOR + 2.250%
2.402%(c)	01/15/26	172	166,450
September 2019 Term Loan, 1 Month LIBOR + 2.500%
2.652%(c)	04/15/27	124	120,364
Cumulus Media New Holdings, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.750%
4.750%(c)	03/31/26	62	58,699
Diamond Sports Group LLC,
Term Loan, 1 Month LIBOR + 3.250%
3.400%(c)	08/24/26^	381	293,485
Entercom Media Corp.,
Term Loan B-2, 1 Month LIBOR + 2.500%
2.645%(c)	11/18/24	142	133,409
EW Scripps Co. (The),
Tranche B-2 Term Loan, 1 Month LIBOR + 2.500%
2.647%(c)	05/01/26	123	119,784
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
3.147%(c)	05/01/26	65	61,093
ION Media Networks, Inc.,
Term B-4 Loans, 1 Month LIBOR + 3.000%
3.188%(c)	12/17/24	149	147,918
LCPR Loan Financing LLC,
Initial Term Loan, 1 Month LIBOR + 5.000%
5.152%(c)	10/15/26	135	134,888
Nexstar Broadcasting, Inc.,
Term B-4 Loan, 1 Month LIBOR + 2.750%
2.905%(c)	09/18/26	256	250,570
Nielsen Finance LLC,
Dollar Term B-5 Loan, 1 Month LIBOR + 3.750%
4.750%(c)	06/06/25	80	79,451
Radiate Holdco LLC,
Term B Loan, 1 Month LIBOR + 3.500%
4.250%(c)	09/11/26	641	629,019
Shearer’s Foods LLC,
First Lien Term Loan, 3 Month LIBOR + 4.000%
4.750%(c)	09/23/27	116	115,592
Sinclair Television Group, Inc.,
Term B-2 Loan, 1 Month LIBOR + 2.500%
2.650%(c)	09/30/26	109	106,069
Springer Nature Deutschland GmbH (Germany),
Term Loan B-16, 1 Month LIBOR + 3.500%
4.500%(c)	08/14/24	104	102,713
Virgin Media Bristol LLC,
N Facility, 1 Month LIBOR + 2.500%
2.652%(c)	01/31/28	250	242,500
			4,172,485
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Metal Fabricate/Hardware — 0.0%
Hillman Group, Inc. (The),
Initial Term Loan, 1 Month LIBOR + 4.000%
4.145%(c)	05/31/25	134	$130,247
Sabre Industries, Inc.,
Term Loan, 1 Month LIBOR + 3.250%
3.401%(c)	04/15/26^	114	112,945
Zekelman Industries, Inc.,
2020 Term Loan, 3 Month LIBOR + 2.000%
2.145%(c)	01/24/27	124	120,216
			363,408
Mining — 0.0%
American Rock Salt Co. LLC,
2018 Term Loan, 1 Month LIBOR + 3.500%
4.500%(c)	03/21/25^	80	80,099
Miscellaneous Manufacturing — 0.0%
Excelitas Technologies Corp.,
First Lien Initial USD Term Loan, 3 Month LIBOR + 3.500%
4.500%(c)	12/02/24	44	43,106
Vectra Co.,
Initial Loan (Second Lien), 1 Month LIBOR + 7.250%
7.397%(c)	03/08/26	15	14,000
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
3.397%(c)	03/10/25	107	103,762
			160,868
Oil & Gas — 0.0%
Apro LLC,
Initial Term Loan, 1 Month LIBOR + 4.000%
5.000%(c)	11/14/26^	50	48,908
California Resources Corp.,
Junior Secured Superpriority DIP Term Loan, 1 Month LIBOR + 9.000%
10.000%(c)	01/15/21	141	142,557
Term Loan, 1 Month LIBOR + 10.375%
11.375%(c)	12/31/21	215	4,434
5.750%(c)	12/31/22	245	88,200
Citgo Holding, Inc.,
Term Loan, 3 Month LIBOR + 7.000%
8.000%(c)	08/01/23^	69	64,795
Delek US Holdings, Inc.,
Incremental Term Loan, 1 Month LIBOR + 5.500%
6.500%(c)	03/31/25	84	82,038
Term Loan, 1 Month LIBOR + 2.250%
2.397%(c)	03/31/25	102	95,902
Gavilan Resources LLC,
Initial Term Loan (Second Lien), PRIME + 5.000%
9.250%(c)	03/01/24^	225	563
			527,397
Oil & Gas Services — 0.0%
Championx Holding Inc.,
Term Loan, 3 Month LIBOR + 5.000%
6.000%(c)	06/03/27	74	73,553

A19

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Packaging & Containers — 0.1%
Anchor Glass Container Corp.,
July 2017 Additional Term Loan, 1 Month LIBOR + 2.750%
3.750%(c)	12/07/23	120	$91,394
Berlin Packaging LLC,
First Lien Initial Term Loan, 1 - 3 Month LIBOR + 3.000%
3.195%(c)	11/07/25	225	217,167
Berry Global, Inc.,
Term Y Loan, 1 Month LIBOR + 2.000%
2.156%(c)	07/01/26	88	85,795
BWay Holding Co.,
Initial Term Loan, 3 Month LIBOR + 3.250%
3.523%(c)	04/03/24	121	113,933
Charter NEX US, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 2.750%
3.750%(c)	05/16/24	121	117,570
Incremental Term Loan, 1 Month LIBOR + 3.250%
3.397%(c)	05/16/24	39	38,035
Flex Acquisition Co., Inc.,
Incremental B-2018 Term Loan, 3 Month LIBOR + 3.250%
3.546%(c)	06/30/25	130	126,059
Initial Term Loan, 3 Month LIBOR + 3.000%
4.000%(c)	12/29/23	322	313,563
Graham Packaging,
Initial Term Loan, 1 Month LIBOR + 3.750%
4.500%(c)	08/04/27	170	168,884
Pactiv Evergreen, Inc.,
Term Loan
—%(p)	02/16/26	125	122,969
Pregis Topco LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
3.897%(c)	07/31/26	124	122,202
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%/PRIME + 1.750%
3.422%(c)	02/06/23	228	225,780
			1,743,351
Pharmaceuticals — 0.1%
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.151%(c)	06/02/25	302	295,777
Elanco Animal Health, Inc.,
Term Loan, 1 Month LIBOR + 1.750%
1.905%(c)	08/01/27	366	355,633
Lannett Co., Inc.,
Initial Tranche A Term Loan, 1 Month LIBOR + 5.000%
6.000%(c)	11/25/20	2	2,151
Initial Tranche B Term Loan, 1 Month LIBOR + 5.375%
6.375%(c)	11/25/22	327	318,808
Milano Acquisition Corp.,
Term Loan
—%(p)	08/31/27	315	311,063
Pathway Vet Alliance LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%
4.147%(c)	03/31/27	97	94,992
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Pharmaceuticals (cont’d.)
PCI Pharma Services,
Term Loan
—%(p)	09/25/27	80	$79,650
			1,458,074
Pipelines — 0.0%
BCP Raptor LLC,
Initial Term Loan, 3 Month LIBOR + 4.250%
5.250%(c)	06/24/24	147	113,696
4.906%(c)	11/03/25	123	85,995
BCP Renaissance Parent LLC,
Initial Term Loan, 2 Month LIBOR + 3.500%
4.500%(c)	10/31/24	122	112,635
Blackstone CQP Holdco, LP,
Initial Term Loan, 3 Month LIBOR + 3.500%
3.725%(c)	09/30/24	247	241,530
Brazos Delaware II LLC,
Initial Term Loan, 1 Month LIBOR + 4.000%
4.156%(c)	05/21/25	53	39,843
Buckeye Partners LP,
Initial Term Loan, 1 Month LIBOR + 2.750%
2.897%(c)	11/01/26	40	38,894
EPIC Crude Services LP,
Term Loan, 3 Month LIBOR + 5.000%
5.260%(c)	03/02/26	150	105,750
GIP III Stetson I LP,
Initial Term Loan, 1 Month LIBOR + 4.250%
4.395%(c)	07/18/25	206	135,756
Lower Cadence Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 4.000%
4.156%(c)	05/22/26	99	90,736
Medallion Midland Acquisition LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%
4.250%(c)	10/30/24	8	7,845
Traverse Midstream Partners LLC,
Advance, 1 Month LIBOR + 4.000%
5.000%(c)	09/27/24	78	71,854
			1,044,534
Private Equity — 0.0%
HarbourVest Partners, LP,
Term Loan, 3 Month LIBOR + 2.250%
2.525%(c)	03/03/25^	206	202,819
Victory Capital Holdings, Inc.,
Tranche B-1 Term Loan, 3 Month LIBOR + 2.500%
3.937%(c)	07/01/26	73	71,542
			274,361
Real Estate — 0.0%
Cushman & Wakefield PLC,
Replacement Term Loan, 1 Month LIBOR + 2.750%
2.897%(c)	08/21/25	236	227,160
Real Estate Investment Trusts (REITs) — 0.0%
VICI Properties 1 LLC,
Term B Loan, 1 Month LIBOR + 1.750%
1.906%(c)	12/20/24	430	414,404

A20

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Regional — 0.0%
Seminole Tribe of Florida,
Refinancing Term Loan, 1 Month LIBOR + 1.750%
1.897%(c)	07/08/24	81	$78,804
Retail — 0.1%
1011778 BC Unlimited Liability Co. (Canada),
Term Loan B-4, 1 Month LIBOR + 1.750%
1.897%(c)	11/19/26	124	119,034
Ashco LLC,
Initial Term Loan, 3 Month LIBOR + 5.000%
5.750%(c)	09/25/24	1,292	1,279,546
BW Gas & Convenience Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 6.250%
6.400%(c)	11/18/24	111	111,036
CEC Entertainment, Inc.,
Term B Loan, 6 Month LIBOR + 8.500%
9.500%(c)	08/17/26	124	73,817
EG America LLC (United Kingdom),
Additional Facility Loan, 3 Month LIBOR + 4.000%
4.220%(c)	02/07/25	124	120,303
EG Finco Ltd. (United Kingdom),
Facility B Loan, 3 Month LIBOR + 4.000%
4.220%(c)	02/06/25	39	37,830
GYP Holdings III Corp.,
2018 Incremental Term Loan, 1 Month LIBOR + 2.750%
2.897%(c)	06/02/25	277	272,794
Harbor Freight Tools USA, Inc.,
Term Loan
—%(p)	08/16/23	125	123,099
KFC Holding Co.,
2018 Term B Loan, 1 Month LIBOR + 1.750%
1.900%(c)	04/03/25	240	234,446
Michaels Stores, Inc.,
Term Loan
—%(p)	09/16/27^	125	121,875
Party City Holdings, Inc.,
2018 Replacement Term Loan, 3 Month LIBOR + 2.500%
3.250%(c)	08/19/22	193	156,666
Red Lobster Management LLC,
Initial Term Loan (First Lien), 3 Month LIBOR + 5.250%
6.250%(c)	07/28/21	100	92,351
Sports Authority, Inc. (The),
Term B Loan, 3 Month LIBOR + 6.000%
7.500%(c)	11/16/17^(d)	249	249
Staples, Inc.,
2019 Refinancing New Term B-1 Loans, 3 Month LIBOR + 5.000%
5.251%(c)	04/16/26	123	113,319
Whatabrands LLC,
2020 Refinancing Term Loan, 1 Month LIBOR + 2.750%
2.906%(c)	08/03/26	183	178,966
Wok Holdings, Inc.,
Term Loan, 1 Month LIBOR + 6.250%
6.397%(c)	03/01/26	163	121,513
			3,156,844
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Semiconductors — 0.0%
Allegro MicroSystems, Inc.,
Term Loan
—%(p)	09/24/27^	100	$99,500
Cabot Microelectronics Corp.,
Term Loan B-1, 1 Month LIBOR + 2.000%
2.188%(c)	11/14/25	61	60,211
ON Semiconductor Corp.,
2019 Replacement Term B-4, 1 Month LIBOR + 2.000%
2.147%(c)	09/16/26	124	121,708
			281,419
Software — 0.2%
Aptean, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.250%
4.397%(c)	04/23/26	49	47,834
Ascend Learning LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
4.000%(c)	07/12/24	172	169,616
Boxer Parent Co., Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 4.250%
4.397%(c)	10/02/25	305	295,710
Bracket Intermediate Holding Corp.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.250%
4.552%(c)	09/05/25^	78	76,636
Camelot US Acquisition I Co.,
Initial Term Loan, 1 - 3 Month LIBOR + 3.000%
3.149%(c)	10/30/26	440	432,610
Championx Holding, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%
8.250%(c)	06/13/25	160	150,171
Cvent, Inc.,
First Lien Term Loan, 1 Month LIBOR + 3.750%
3.897%(c)	11/30/24	122	109,484
Dynatrace LLC,
Senior Secured First Lien Term Loan, 1 Month LIBOR + 2.250%
2.397%(c)	08/22/25	52	50,707
Emerald TopCo, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.500%
3.761%(c)	07/27/26	124	119,109
Epicor Software Corp.,
Term B Loan, 1 Month LIBOR + 4.250%
5.250%(c)	07/30/27	130	129,220
Fastball Mergersub LLC,
First Lien Term Loan, 1 Month LIBOR + 3.250%
3.397%(c)	01/31/27	30	29,052
Finastra USA, Inc.,
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%
4.500%(c)	06/13/24	443	413,242
Flexera Software LLC,
Initial Term Loan (First Lien), 3 - 6 Month LIBOR + 3.250%
4.250%(c)	02/26/25	123	122,139
Hyland Software, Inc.,
2018 Refinancing Term Loan, 1 Month LIBOR + 3.250%
4.000%(c)	07/01/24	133	132,352
Term Loan
—%(p)	07/10/25	125	124,115

A21

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Software (cont’d.)
Ivanti Software, Inc.,
Loan (Second Lien), 1 Month LIBOR + 9.000%
10.000%(c)	01/20/25^	75	$72,375
Term Loan (First Lien), 1 Month LIBOR + 4.250%
5.250%(c)	01/20/24	269	266,302
MA FinanceCo LLC,
Tranche B-3 Term Loan, 1 Month LIBOR + 2.500%
2.647%(c)	06/21/24	65	62,312
Tranche B-4 Term Loans, 3 Month LIBOR + 4.250%
5.250%(c)	06/05/25	50	49,625
MARCEL BIDCO LLC (Germany),
Term Loan
—%(p)	09/23/27	50	49,688
Navex TopCo, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
3.400%(c)	09/05/25	25	23,945
Project Boost Purchaser LLC,
Senior Secured First Lien Term Loan, 1 Month LIBOR + 3.500%
3.647%(c)	06/01/26	124	120,115
Rackspace Hosting, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 3.000%
4.000%(c)	11/03/23	243	238,378
Renaissance Holding Corp.,
Term Loan
—%(p)	05/30/25	88	84,243
Seattle Escrow Borrower LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%
2.647%(c)	06/21/24	421	401,182
Severin Acquisition LLC,
First Lien Term Loan, 1 Month LIBOR + 3.250%
3.405%(c)	08/01/25	84	80,903
Sophia, LP,
Term B Loan, 1 Month LIBOR + 3.250%
4.250%(c)	09/30/22	224	222,853
Term Loan
—%(p)	09/23/27	205	203,526
SS&C Technologies, Inc.,
Term B-3 Loan, 1 Month LIBOR + 1.750%
1.897%(c)	04/16/25	68	65,733
Term B-4 Loan, 1 Month LIBOR + 1.750%
1.897%(c)	04/16/25	48	46,182
Term B-5 Loan, 1 Month LIBOR + 1.750%
1.897%(c)	04/16/25	241	233,111
SuperMoose Borrower LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
3.897%(c)	08/29/25	88	79,052
Ultimate Software Group, Inc.,
2020 Incremental Term Loan, 3 Month LIBOR + 4.000%
4.750%(c)	05/04/26	330	328,660
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
3.897%(c)	05/04/26	208	206,131
Second Lien Initial Term Loan, 3 Month LIBOR + 6.750%
7.500%(c)	05/03/27	120	122,250
VS Buyer LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%
3.397%(c)	02/28/27	159	155,817
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Software (cont’d.)
Xperi Holding Corp.,
Initial Term B Loan, 1 Month LIBOR + 4.000%
4.147%(c)	06/01/25	133	$129,730
Zelis Cost Management Buyer, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.750%
4.897%(c)	09/30/26	124	122,951
			5,767,061
Telecommunications — 0.1%
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
2.397%(c)	03/15/27	75	71,546
CommScope, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.250%
3.397%(c)	04/04/26	292	283,958
Connect Finco SARL (United Kingdom),
Initial Term Loan, 1 Month LIBOR + 4.500%
5.500%(c)	12/12/26	124	120,411
Consolidated Communications Holdings, Inc.,
Term Loan
—%(p)	10/18/27	80	79,067
Frontier Communications Corp.,
Term B-1 Loan, PRIME + 2.750%
6.000%(c)	06/17/24	532	522,701
Intelsat Jackson Holdings SA (Luxembourg),
SuperPriority Secured DIP Term Loan, 3 Month LIBOR + 5.500%
5.050%(c)	07/14/21	309	313,440
Tranche B-3 Term Loan, PRIME + 4.750%
8.000%(c)	11/27/23	1,034	1,036,639
Tranche B-4 Term Loan, PRIME + 5.500%
8.750%(c)	01/02/24	100	100,589
Tranche B-5 Term Loan
8.625%	01/02/24	125	125,937
Iridium Satellite LLC,
Initial Term Loan, 1 Month LIBOR + 3.750%
4.750%(c)	11/04/26	105	104,214
Level 3 Financing, Inc.,
Tranche B 2027 Term Loans, 1 Month LIBOR + 1.750%
1.897%(c)	03/01/27	208	201,323
Numericable US LLC (France),
USD TLB-11 Term Loan, 1 Month LIBOR + 2.750%
2.897%(c)	07/31/25	302	287,111
USD TLB-12 Term Loan, 1 Month LIBOR + 3.688%
3.840%(c)	01/31/26	244	234,731
Onvoy LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 4.500%
5.500%(c)	02/12/24	139	132,115
Securus Technologies Holdings, Inc.,
Initial Loan (Second Lien), 3 Month LIBOR + 8.250%
9.250%(c)	11/01/25	200	121,200
Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%
5.500%(c)	11/01/24	122	99,681
Sprint Communications, Inc.,
Term Loan, 1 Month LIBOR + 3.000%
3.147%(c)	04/01/27	354	353,670

A22

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Telecommunications (cont’d.)
Telesat LLC,
Term B-5 Loan, 1 Month LIBOR + 2.750%
2.900%(c)	12/07/26	124	$119,917
Windstream Services LLC,
Initial Term Loan, 1 Month LIBOR + 6.250%
7.250%(c)	08/11/27	115	110,769
Xplornet Communications, Inc. (Canada),
Initial Term Loan, 1 Month LIBOR + 4.750%
4.897%(c)	06/10/27	80	78,137
Zayo Group Holdings, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
3.147%(c)	03/09/27	449	435,082
			4,932,238
Transportation — 0.0%
Genesee & Wyoming, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.000%
2.220%(c)	12/30/26	85	83,063

Total Bank Loans (cost $57,914,152)			55,128,671
Commercial Mortgage-Backed Securities — 0.8%
BAMLL Commercial Mortgage Securities Trust,
Series 2019-BPR, Class ANM, 144A
3.112%	11/05/32	934	929,748
Benchmark Mortgage Trust,
Series 2019-B12, Class XA, IO
1.204%(cc)	08/15/52	12,662	851,137
Series 2019-B14, Class XA, IO
0.915%(cc)	12/15/62	13,151	685,283
Series 2020-B17, Class XA, IO
1.542%(cc)	03/15/53	11,627	1,110,567
CGDB Commercial Mortgage Trust,
Series 2019-MOB, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.102%(c)	11/15/36	692	686,829
CHC Commercial Mortgage Trust,
Series 2019-CHC, Class A, 144A, 1 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.272%(c)	06/15/34	2,007	1,912,947
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class XA, IO
1.184%(cc)	04/10/48	7,283	294,666
Series 2015-GC33, Class XA, IO
1.040%(cc)	09/10/58	6,950	253,404
Series 2016-P06, Class XA, IO
0.923%(cc)	12/10/49	6,768	190,511
Series 2017-B01, Class AAB
3.243%	08/15/50	484	529,555
Commercial Mortgage Trust,
Series 2012-CR03, Class ASB
2.372%	10/15/45	199	201,071
Series 2013-CR07, Class AM, 144A
3.314%	03/10/46	173	181,673
Series 2014-CR17, Class XA, IO
1.131%(cc)	05/10/47	4,334	119,216
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2014-LC17, Class XA, IO
0.877%(cc)	10/10/47	4,971	$113,674
Series 2014-UBS06, Class XA, IO
1.037%(cc)	12/10/47	4,482	130,659
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class A, 144A, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.132%(c)	05/15/36	300	299,639
Credit Suisse Mortgage Trust,
Series 2018-SITE, Class A, 144A
4.284%	04/15/36	915	900,694
CSAIL Commercial Mortgage Trust,
Series 2019-C15, Class A2
3.451%	03/15/52	1,175	1,253,150
DBUBS Mortgage Trust,
Series 2011-LC3A, Class B, 144A
5.513%(cc)	08/10/44	1,100	1,115,117
GS Mortgage Securities Corp. Trust,
Series 2018-03PCK, Class A, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.602%(c)	09/15/31	1,700	1,589,306
GS Mortgage Securities Trust,
Series 2015-GC34, Class XA, IO
1.401%(cc)	10/10/48	3,861	188,604
Series 2018-HART, Class A, 144A, 1 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
1.242%(c)	10/15/31	1,059	1,040,592
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class XA, IO
0.900%(cc)	04/15/47	983	16,340
Series 2014-C22, Class A4
3.801%	09/15/47	2,511	2,753,527
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class D, 144A
4.767%(cc)	07/05/31	1,400	1,443,706
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C06, Class AS
4.117%	05/15/45	1,928	1,999,333
Series 2012-CBX, Class A4
3.483%	06/15/45	885	903,865
Series 2012-CBX, Class AS
4.271%	06/15/45	200	208,744
Series 2013-C16, Class AS
4.517%	12/15/46	1,154	1,254,535
Series 2013-LC11, Class AS
3.216%	04/15/46	113	117,396
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	1,812	1,913,868
Series 2018-WPT, Class XAFX, IO, 144A
1.295%(cc)	07/05/33	2,000	57,181
Series 2019-BKWD, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.152%(c)	09/15/29	950	927,124

A23

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Merit 2020-Hill,
Series 2020-HILL, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.302%(c)	08/15/37	347	$347,217
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class A4
4.218%(cc)	07/15/46	300	322,580
Series 2015-C25, Class XA, IO
1.205%(cc)	10/15/48	4,435	181,570
Morgan Stanley Capital I Trust,
Series 2018-BOP, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
1.002%(c)	08/15/33	2,409	2,354,831
Series 2019-MEAD, Class A, 144A
3.170%	11/10/36	1,230	1,253,453
Series 2019-NUGS, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 2.450%)
2.450%(c)	12/15/36	400	392,797
RETL Trust,
Series 2019-RVP, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.302%(c)	03/15/36	117	116,878
Series 2019-RVP, Class B, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
1.702%(c)	03/15/36	700	664,622
Series 2019-RVP, Class C, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
2.252%(c)	03/15/36	200	183,418
UBS Commercial Mortgage Trust,
Series 2017-C07, Class XA, IO
1.200%(cc)	12/15/50	4,159	227,527
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class ASEC, 144A
4.179%	05/10/63	824	860,244
Series 2013-C06, Class A3FL, 144A, 1 Month LIBOR + 0.790% (Cap N/A, Floor 0.790%)
0.941%(c)	04/10/46	1,178	1,176,306
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31, Class XA, IO
1.139%(cc)	11/15/48	4,094	172,125
Series 2018-C46, Class XA, IO
1.107%(cc)	08/15/51	3,827	194,735
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class A3FL, 144A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)
0.871%(c)	06/15/46	1,024	1,023,514
Series 2014-C24, Class XA, IO
0.980%(cc)	11/15/47	2,494	63,937
Series 2014-LC14, Class XA, IO
1.363%(cc)	03/15/47	2,104	64,884

Total Commercial Mortgage-Backed Securities (cost $36,008,462)			35,774,299
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds — 12.5%
Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
2.850%	12/15/20	1,050	$1,052,016
3.800%	10/07/24	879	974,623
4.750%	10/07/44	458	583,077
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	550	546,769
3.000%	09/15/50	2,000	2,013,558
Boeing Co. (The),
Sr. Unsec’d. Notes
3.500%	03/01/39	200	182,693
3.950%	08/01/59	500	452,479
5.040%	05/01/27	1,000	1,100,854
5.150%	05/01/30	450	508,016
5.930%	05/01/60	2,300	2,840,557
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.090%	09/15/52	185	237,643
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.030%	10/15/47(a)	1,070	1,304,885
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	125	130,552
8.000%	12/15/25	10	10,873
			11,938,595
Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
3.400%	05/06/30(a)	370	402,768
3.800%	02/14/24	1,171	1,278,006
4.250%	08/09/42	500	536,010
4.800%	02/14/29	500	591,366
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	1,300	1,404,331
4.540%	08/15/47(a)	500	533,425
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26	700	701,389
Gtd. Notes, 144A
3.500%	06/15/22	400	418,154
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.125%	07/26/24	1,000	1,056,276
3.500%	07/26/26	300	324,525
3.750%	07/21/22	715	745,125
4.250%	07/21/25	500	555,170
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.100%	05/01/30	400	412,383
4.250%	11/10/44	100	119,920
4.375%	11/15/41	100	121,694

A24

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	91	$102,433
			9,302,975
Airlines — 0.1%
Alaska Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.800%	02/15/29	200	209,207
American Airlines 2017-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	04/15/27	478	304,477
American Airlines 2019-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.850%	08/15/29	1,457	962,575
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	25	25,656
Southwest Airlines Co.,
Sr. Unsec’d. Notes
4.750%	05/04/23	600	640,027
5.125%	06/15/27	580	632,320
5.250%	05/04/25	200	220,294
United Airlines 2018-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.600%	09/01/27	1,615	1,251,972
United Airlines 2019-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.500%	11/01/29	1,550	1,097,532
			5,344,060
Apparel — 0.0%
VF Corp.,
Sr. Unsec’d. Notes
2.400%	04/23/25(a)	1,000	1,060,106
2.950%	04/23/30	300	326,530
			1,386,636
Auto Manufacturers — 0.3%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.300%	02/12/21	1,010	1,016,156
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.339%	03/28/22	675	671,285
4.140%	02/15/23	1,100	1,110,082
4.250%	09/20/22	1,200	1,210,090
5.875%	08/02/21(a)	550	560,405
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	90	97,520
5.150%	04/01/38	600	640,568
5.200%	04/01/45	203	218,621
5.400%	04/01/48(a)	385	425,706
5.950%	04/01/49(a)	400	468,246
6.750%	04/01/46	217	266,935
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	01/05/23	1,000	$1,033,574
3.700%	05/09/23	400	418,286
4.350%	04/09/25	433	470,851
Sr. Unsec’d. Notes
3.550%	07/08/22	400	413,245
4.150%	06/19/23	1,400	1,483,842
4.200%	11/06/21	400	412,689
5.200%	03/20/23	300	325,428
5.650%	01/17/29	200	233,406
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.125%	05/12/23	400	422,534
4.750%	11/13/28	450	537,548
			12,437,017
Banks — 2.6%
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.263%(ff)	04/10/25	340	365,444
4.750%	10/12/23	1,000	1,084,008
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
2.676%(ff)	06/19/41	1,500	1,527,205
3.194%(ff)	07/23/30	1,450	1,602,024
4.083%(ff)	03/20/51	900	1,109,245
4.244%(ff)	04/24/38	1,000	1,216,009
Sub. Notes
7.750%	05/14/38(a)	600	987,473
Sub. Notes, MTN
4.200%	08/26/24(a)	2,578	2,869,374
Sub. Notes, MTN, Series L
4.183%	11/25/27	1,700	1,948,769
Bank of Ireland Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
4.500%	11/25/23	500	539,848
Bank of Nova Scotia (The) (Canada),
Sub. Notes
4.500%	12/16/25(a)	1,040	1,201,557
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
1.700%	05/12/22	350	355,890
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.645%(ff)	06/24/31	300	299,308
3.250%	01/12/21	1,040	1,048,125
3.650%	03/16/25	600	647,365
3.684%	01/10/23	600	619,111
3.932%(ff)	05/07/25	720	772,186
Sub. Notes
4.836%	05/09/28	487	528,570
BBVA USA,
Sr. Unsec’d. Notes
2.875%	06/29/22	1,725	1,777,170
3.500%	06/11/21	1,400	1,425,548

A25

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26	1,400	$1,443,563
Sub. Notes, 144A
2.588%(ff)	08/12/35	600	582,227
BPCE SA (France),
Gtd. Notes, MTN
3.375%	12/02/26(a)	1,000	1,121,168
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26	550	550,630
Capital One NA,
Sr. Unsec’d. Notes
2.950%	07/23/21	480	489,022
CIT Bank NA,
Sr. Unsec’d. Notes
2.969%(ff)	09/27/25	445	441,186
CIT Group, Inc.,
Sr. Unsec’d. Notes
3.929%(ff)	06/19/24	75	75,589
4.750%	02/16/24	1,000	1,030,314
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.700%	10/27/22(a)	500	521,279
2.976%(ff)	11/05/30	1,700	1,833,156
3.106%(ff)	04/08/26	1,000	1,078,300
3.878%(ff)	01/24/39(a)	2,400	2,812,402
Sub. Notes
4.400%	06/10/25	1,235	1,389,550
4.600%	03/09/26	420	479,610
Citizens Bank NA,
Sr. Unsec’d. Notes
2.250%	04/28/25	350	372,290
2.650%	05/26/22	500	516,562
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
2.375%	07/28/21	259	262,748
Sub. Notes, 144A
2.638%	09/30/32	565	562,925
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.750%	07/21/26	600	669,603
4.625%	12/01/23(a)	828	919,548
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.574%	01/09/23	890	919,931
4.207%(ff)	06/12/24	600	647,666
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.800%	09/15/22	470	497,503
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.171%(ff)	12/08/23(a)	1,100	1,100,804
3.875%	09/12/23	1,000	1,074,168
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.222%(ff)	09/18/24	1,140	1,147,401
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.150%	01/22/21	2,200	$2,213,241
Discover Bank,
Sr. Unsec’d. Notes
3.200%	08/09/21	500	510,669
3.350%	02/06/23	1,000	1,057,715
4.250%	03/13/26	500	569,048
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.550%	05/05/27	1,000	1,073,756
Sub. Notes
8.250%	03/01/38(a)	1,430	2,350,339
First Horizon National Corp.,
Sr. Unsec’d. Notes
3.500%	12/15/20	1,321	1,325,208
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.000%	04/26/22	1,000	1,014,437
3.200%	02/23/23	1,300	1,376,496
3.691%(ff)	06/05/28	750	840,758
4.017%(ff)	10/31/38	1,750	2,042,553
4.411%(ff)	04/23/39	200	241,212
Sr. Unsec’d. Notes, MTN
2.905%(ff)	07/24/23(a)	1,000	1,036,989
Sub. Notes
6.750%	10/01/37	520	752,481
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.013%(ff)	09/22/28	750	741,823
2.357%(ff)	08/18/31	904	895,350
2.848%(ff)	06/04/31	200	206,656
4.041%(ff)	03/13/28	454	501,924
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.300%	01/14/22	690	705,126
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22	200	207,458
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.375%	01/12/23	700	726,777
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.109%(ff)	04/22/51(a)	900	958,701
5.600%	07/15/41	125	182,667
Sub. Notes
2.956%(ff)	05/13/31(a)	975	1,043,791
3.625%	12/01/27	1,700	1,896,584
3.875%	09/10/24	723	800,622
4.125%	12/15/26	1,510	1,757,542
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.326%(ff)	06/15/23	650	654,034
2.438%(ff)	02/05/26(a)	750	777,456
2.907%(ff)	11/07/23	952	987,892
Sub. Notes
4.500%	11/04/24(a)	350	380,858

A26

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
0.848%(ff)	09/15/24(a)	1,000	$1,000,339
1.412%	07/17/25	600	607,973
3.455%	03/02/23	1,000	1,064,608
Morgan Stanley,
Sr. Unsec’d. Notes
3.625%	01/20/27	900	1,017,034
3.737%(ff)	04/24/24	800	859,470
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26	1,770	2,012,045
5.597%(ff)	03/24/51	1,000	1,508,077
Sr. Unsec’d. Notes, MTN
2.188%(ff)	04/28/26	500	523,231
3.971%(ff)	07/22/38	500	591,318
Sub. Notes, MTN
4.875%	11/01/22(a)	430	465,555
5.000%	11/24/25	1,000	1,174,132
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.519%(ff)	06/25/24	1,723	1,857,953
Sub. Notes
3.032%(ff)	11/28/35	2,000	1,918,340
5.125%	05/28/24	720	787,953
6.000%	12/19/23(a)	1,243	1,395,116
Regions Bank,
Sub. Notes
6.450%	06/26/37	559	772,893
Regions Financial Corp.,
Sr. Unsec’d. Notes
2.250%	05/18/25	500	527,773
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.400%	01/18/23	850	890,211
3.500%	06/07/24(a)	400	428,798
4.450%	12/03/21	1,000	1,036,564
SVB Financial Group,
Sr. Unsec’d. Notes
3.125%	06/05/30(a)	1,322	1,471,861
Synovus Bank,
Sr. Unsec’d. Notes
2.289%(ff)	02/10/23	847	857,893
Synovus Financial Corp.,
Sr. Unsec’d. Notes
3.125%	11/01/22	1,448	1,493,156
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/05/30(a)	1,000	1,032,145
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	1,250	1,301,514
3.068%(ff)	04/30/41	1,000	1,039,793
Sr. Unsec’d. Notes, MTN
4.478%(ff)	04/04/31(a)	1,800	2,177,266
5.013%(ff)	04/04/51	1,500	2,053,468
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes, GMTN
4.300%	07/22/27	969	$1,109,079
Sub. Notes, MTN
4.650%	11/04/44	500	607,763
4.750%	12/07/46	500	620,429
Westpac Banking Corp. (Australia),
Sub. Notes
4.110%(ff)	07/24/34	569	640,267
Zions Bancorp NA,
Sub. Notes
3.250%	10/29/29	1,460	1,454,599
			110,592,153
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	400	490,088
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	927	1,097,708
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.000%	04/13/28	300	346,681
4.150%	01/23/25(a)	500	564,868
4.500%	06/01/50	4,200	5,027,462
4.600%	04/15/48	1,300	1,562,099
4.600%	06/01/60	400	481,481
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
2.750%	06/01/60(a)	1,000	1,011,788
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.800%	05/01/50(a)	300	343,656
4.597%	05/25/28	650	781,636
4.985%	05/25/38	500	647,906
Molson Coors Brewing Co.,
Gtd. Notes
3.000%	07/15/26(a)	2,750	2,931,222
3.500%	05/01/22(a)	1,200	1,249,812
			16,536,407
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51	435	567,036
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.750%	09/15/30(a)	1,200	1,173,883
2.800%	09/15/50(a)	1,000	936,863
			2,677,782
Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes, 144A
2.493%	02/15/27	1,000	1,047,039

A27

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
2.700%	02/15/31	500	$521,545
2.722%	02/15/30(a)	600	626,562
3.377%	04/05/40(a)	600	627,252
3.577%	04/05/50(a)	575	607,570
CRH America Finance, Inc. (Ireland),
Gtd. Notes, 144A
3.950%	04/04/28	850	966,293
			4,396,261
Chemicals — 0.2%
Consolidated Energy Finance SA (Switzerland),
Gtd. Notes, 144A, 3 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%)
4.000%(c)	06/15/22	250	237,264
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.625%	05/15/26	425	471,272
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes
5.000%	09/26/48(a)	550	685,509
LYB International Finance II BV,
Gtd. Notes
3.500%	03/02/27(a)	1,000	1,110,104
LYB International Finance III LLC,
Gtd. Notes
2.875%	05/01/25	400	429,028
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.250%	11/15/22	1,400	1,463,342
5.625%	11/15/43	500	587,175
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
1.900%	05/13/23	350	361,081
2.950%	05/13/30(a)	500	546,038
3.950%	05/13/50	300	343,656
4.000%	12/15/26	248	286,043
4.900%	06/01/43	400	487,813
Nutrition & Biosciences, Inc.,
Gtd. Notes, 144A
1.832%	10/15/27	1,000	1,004,162
Sr. Unsec’d. Notes, 144A
3.268%	11/15/40	500	504,748
3.468%	12/01/50(a)	500	502,491
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
4.500%	06/01/47	400	497,731
Westlake Chemical Corp.,
Sr. Unsec’d. Notes
3.375%	06/15/30	1,100	1,171,369
			10,688,826
Commercial Services — 0.1%
Leland Stanford Junior University (The),
Unsec’d. Notes
2.413%	06/01/50	500	507,767
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Massachusetts Institute of Technology,
Unsec’d. Notes, Series G
2.294%	07/01/51	50	$49,945
Moody’s Corp.,
Sr. Unsec’d. Notes
2.550%	08/18/60(a)	1,741	1,593,660
President & Fellows of Harvard College,
Unsec’d. Notes
2.517%	10/15/50	50	51,876
Trustees of the University of Pennsylvania (The),
Unsec’d. Notes, Series 2020
2.396%	10/01/50	400	399,698
Yale University,
Unsec’d. Notes, Series 2020
1.482%	04/15/30	500	507,190
			3,110,136
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.850%	08/04/46	800	996,298
4.375%	05/13/45(a)	233	310,814
4.650%	02/23/46	500	697,655
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
5.450%	06/15/23	830	909,734
6.020%	06/15/26	1,300	1,528,924
6.200%	07/15/30	353	422,211
8.350%	07/15/46	300	396,798
Leidos, Inc.,
Gtd. Notes, 144A
4.375%	05/15/30	300	351,014
			5,613,448
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.300%	01/23/23	1,450	1,450,124
3.500%	05/26/22	498	502,775
4.125%	07/03/23	644	656,306
4.625%	10/15/27	1,000	969,635
4.875%	01/16/24(a)	338	348,776
5.000%	10/01/21	720	742,707
Air Lease Corp.,
Sr. Unsec’d. Notes
2.625%	07/01/22(a)	800	804,229
3.375%	06/01/21	440	444,739
Sr. Unsec’d. Notes, MTN
2.875%	01/15/26(a)	400	394,152
Ally Financial, Inc.,
Sr. Unsec’d. Notes
1.450%	10/02/23	471	470,119
3.050%	06/05/23(a)	1,475	1,532,233
5.125%	09/30/24	500	557,371

A28

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	495	$473,138
Blackstone Holdings Finance Co. LLC,
Gtd. Notes, 144A
2.800%	09/30/50	1,225	1,204,152
3.500%	09/10/49	500	550,339
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.600%	05/11/23	550	575,158
3.200%	01/30/23	1,000	1,055,774
3.650%	05/11/27(a)	270	298,765
3.900%	01/29/24	1,000	1,089,637
Discover Financial Services,
Sr. Unsec’d. Notes
4.500%	01/30/26	1,500	1,709,752
5.200%	04/27/22	490	522,736
GE Capital Funding LLC,
Gtd. Notes, 144A
3.450%	05/15/25(a)	600	641,862
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20	1,040	1,042,446
4.418%	11/15/35	525	553,139
Synchrony Financial,
Sr. Unsec’d. Notes
2.850%	07/25/22	396	407,417
3.750%	08/15/21	745	759,561
4.250%	08/15/24	1,250	1,357,818
4.375%	03/19/24	1,557	1,686,917
Visa, Inc.,
Sr. Unsec’d. Notes
2.050%	04/15/30	100	107,019
2.700%	04/15/40	100	107,898
Western Union Co. (The),
Sr. Unsec’d. Notes
2.850%	01/10/25	655	690,844
4.250%	06/09/23	1,200	1,296,325
			25,003,863
Electric — 0.9%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes, Series M
3.650%	04/01/50(a)	400	470,978
AES Corp. (The),
Sr. Sec’d. Notes, 144A
3.300%	07/15/25	950	1,011,278
3.950%	07/15/30	2,445	2,701,865
Alabama Power Co.,
Sr. Unsec’d. Notes
3.450%	10/01/49	1,500	1,710,312
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series Y
4.500%	03/01/49	400	495,098
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.375%	09/15/29	500	$507,828
3.743%	05/01/26	778	829,156
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes
5.950%	12/15/36	350	446,243
Sr. Unsec’d. Notes, 144A
3.500%	04/01/28	1,300	1,409,974
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/58	700	909,939
Dominion Energy, Inc.,
Jr. Sub. Notes
2.715%	08/15/21	1,200	1,221,913
3.071%	08/15/24(a)	350	376,621
Sr. Unsec’d. Notes, Series A
4.600%	03/15/49(a)	500	662,311
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	1,300	1,464,695
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30(a)	500	526,787
3.750%	09/01/46	1,500	1,703,537
4.200%	06/15/49	500	610,274
Duke Energy Indiana LLC,
First Mortgage, Series WWW
4.900%	07/15/43	377	499,827
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.532%	10/01/30	281	281,406
3.616%	08/01/27	500	532,198
Edison International,
Sr. Unsec’d. Notes
2.950%	03/15/23(a)	495	507,714
Emera US Finance LP (Canada),
Gtd. Notes
2.700%	06/15/21	304	308,150
3.550%	06/15/26	400	445,969
4.750%	06/15/46	710	855,576
Entergy Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/30	425	460,041
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	1,100	1,150,410
Sr. Unsec’d. Notes
3.950%	06/15/25	473	534,371
4.700%	04/15/50	1,100	1,403,818
5.100%	06/15/45	500	647,616
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.050%	03/01/25	1,300	1,322,059
Sr. Unsec’d. Notes, Series B
2.250%	09/01/30	700	685,524

A29

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
3.700%	09/01/24	643	$699,533
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22	1,030	1,074,157
Oglethorpe Power Corp.,
First Mortgage
4.250%	04/01/46	600	614,975
PacifiCorp,
First Mortgage
3.300%	03/15/51	400	446,693
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	1,000	1,071,745
Sr. Sec’d. Notes, 144A
4.100%	06/15/30	100	111,525
San Diego Gas & Electric Co.,
First Mortgage, Series UUU
3.320%	04/15/50(a)	300	326,058
Sempra Energy,
Sr. Unsec’d. Notes
3.800%	02/01/38	2,500	2,793,268
4.000%	02/01/48	700	789,619
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	250	288,369
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45	500	606,516
4.350%	05/15/44	200	246,740
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series B
4.200%	05/15/45	500	629,024
WEC Energy Group, Inc.,
Jr. Sub. Notes, 3 Month LIBOR + 2.112%
2.393%(c)	05/15/67	1,300	1,045,335
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.500%	12/01/49	1,000	1,109,967
			38,547,012
Electronics — 0.1%
Amphenol Corp.,
Sr. Unsec’d. Notes
2.800%	02/15/30(a)	500	549,177
3.200%	04/01/24	482	519,891
Fortive Corp.,
Sr. Unsec’d. Notes
2.350%	06/15/21	1,057	1,068,981
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.000%	09/15/25	374	375,094
2.000%	06/30/30	1,350	1,375,963
2.950%	09/15/29(a)	422	463,326
			4,352,432
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment — 0.0%
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26	70	$69,090
Food Service — 0.0%
Aramark Services, Inc.,
Gtd. Notes, 144A
6.375%	05/01/25	20	20,804
Foods — 0.2%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	02/15/23	5	5,060
Campbell Soup Co.,
Sr. Unsec’d. Notes
4.150%	03/15/28	800	929,702
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
4.600%	11/01/25	650	754,749
5.300%	11/01/38(a)	500	644,980
Hormel Foods Corp.,
Sr. Unsec’d. Notes
1.800%	06/11/30	1,000	1,028,782
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
3.750%	04/01/30	250	263,814
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40(a)	600	594,554
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.625%	09/04/50	1,000	959,692
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	10/15/30(a)	901	905,737
Sysco Corp.,
Gtd. Notes
3.300%	02/15/50(a)	900	846,156
6.600%	04/01/50	200	280,227
			7,213,453
Gas — 0.2%
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.600%	12/15/44	600	740,417
NiSource, Inc.,
Sr. Unsec’d. Notes
0.950%	08/15/25(a)	631	630,146
2.950%	09/01/29	500	542,650
3.600%	05/01/30(a)	500	569,783
3.950%	03/30/48(a)	700	816,285
4.375%	05/15/47	400	493,177
4.800%	02/15/44	223	279,138
5.250%	02/15/43	250	329,147
ONE Gas, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	500	518,934

A30

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Gas (cont’d.)
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	05/30/47	1,125	$1,349,720
Gtd. Notes, Series 20-A
1.750%	01/15/31	700	692,944
			6,962,341
Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.750%	11/30/36	315	421,983
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30(a)	500	531,593
4.700%	03/01/49(a)	500	659,188
7.000%	11/15/35	300	441,166
Danaher Corp.,
Sr. Unsec’d. Notes
2.600%	10/01/50	1,000	982,364
DH Europe Finance II Sarl,
Gtd. Notes
3.250%	11/15/39	400	444,172
3.400%	11/15/49(a)	250	284,399
			3,764,865
Healthcare-Services — 0.4%
Advocate Health & Hospitals Corp.,
Unsec’d. Notes
3.008%	06/15/50	300	316,439
Anthem, Inc.,
Sr. Unsec’d. Notes
2.250%	05/15/30(a)	900	924,626
3.125%	05/15/50	900	910,997
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020
3.831%	11/15/50	100	122,112
Centene Corp.,
Sr. Unsec’d. Notes
3.000%	10/15/30	1,525	1,554,898
4.250%	12/15/27	90	94,148
4.750%	01/15/25	380	390,330
Children’s Hospital Medical Center,
Sec’d. Notes
4.268%	05/15/44	485	614,290
Community Health Network, Inc.,
Unsec’d. Notes, Series 20A
3.099%	05/01/50	200	191,033
Dartmouth-Hitchcock Health,
Sec’d. Notes, Series B
4.178%	08/01/48	400	481,466
Fred Hutchinson Cancer Research Center,
Unsec’d. Notes, Series 2020
3.949%	01/01/50	108	123,016
HCA, Inc.,
Sr. Sec’d. Notes
5.125%	06/15/39	900	1,081,495
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
5.250%	06/15/49	1,220	$1,480,204
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30	200	204,788
Methodist Hospital (The),
Unsec’d. Notes, Series 20A
2.705%	12/01/50	300	297,969
Montefiore Obligated Group,
Unsec’d. Notes, Series 18-C
5.246%	11/01/48	334	381,311
Mount Sinai Hospitals Group, Inc.,
Unsec’d. Notes, Series 2020
3.391%	07/01/50	1,500	1,464,711
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	158	158,000
South Nassau Communities Hospital,
Unsec’d. Notes, Series 2018
4.649%	08/01/48	350	380,728
Tower Health,
Unsec’d. Notes, Series 2020
4.451%	02/01/50	900	776,286
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.125%	05/15/60(a)	600	640,489
4.200%	01/15/47	200	253,085
4.625%	07/15/35	480	628,389
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
2.650%	10/15/30	2,090	2,076,270
			15,547,080
Home Builders — 0.0%
D.R. Horton, Inc.,
Gtd. Notes
2.550%	12/01/20	1,200	1,203,815
Insurance — 0.7%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.375%	04/07/30	200	223,952
3.900%	04/06/28	686	779,270
Sub. Notes, 144A
3.200%	09/16/40(a)	742	765,068
American International Group, Inc.,
Jr. Sub. Notes, Series A-9
5.750%(ff)	04/01/48	600	653,363
Sr. Unsec’d. Notes
4.375%	06/30/50(a)	450	525,633
4.500%	07/16/44	500	586,572
4.800%	07/10/45	500	607,272
6.400%	12/15/20	190	192,304
Aon PLC,
Gtd. Notes
4.450%	05/24/43	500	606,632

A31

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Brown & Brown, Inc.,
Sr. Unsec’d. Notes
2.375%	03/15/31(a)	1,754	$1,765,166
Empower Finance 2020 LP (Canada),
Gtd. Notes, 144A
1.357%	09/17/27	1,810	1,798,988
3.075%	09/17/51(a)	1,500	1,552,896
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28	1,600	1,820,351
5.000%	04/20/48	2,000	2,355,381
Guardian Life Insurance Co. of America (The),
Sub. Notes, 144A
3.700%	01/22/70	300	314,325
4.850%	01/24/77(a)	550	726,955
4.875%	06/19/64	150	200,589
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	08/19/49	700	780,619
4.300%	04/15/43	500	590,525
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21	669	689,251
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.375%	06/15/50(a)	400	461,891
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.900%	03/15/49(a)	269	374,219
MetLife, Inc.,
Sr. Unsec’d. Notes
4.050%	03/01/45(a)	400	488,111
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
2.950%	04/09/30	200	224,054
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	1,000	1,126,307
6.750%	11/15/39	1,000	1,520,354
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.625%	09/30/59	500	550,045
Pacific Life Insurance Co.,
Sub. Notes, 144A
4.300%(ff)	10/24/67	500	538,470
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
3.350%	09/15/50(a)	1,000	1,006,450
5.125%	01/30/43(a)	520	621,312
Principal Financial Group, Inc.,
Gtd. Notes
3.700%	05/15/29(a)	1,222	1,422,965
Reliance Standard Life Global Funding II,
Sec’d. Notes, 144A
2.750%	05/07/25	1,000	1,052,773
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	500	$589,421
4.900%	09/15/44	215	272,384
Unum Group,
Sr. Unsec’d. Notes
4.000%	03/15/24	400	432,185
4.500%	03/15/25	500	555,169
5.750%	08/15/42	1,000	1,136,804
Voya Financial, Inc.,
Gtd. Notes
4.700%(ff)	01/23/48	450	449,838
4.800%	06/15/46	200	242,154
5.700%	07/15/43	350	465,051
Willis North America, Inc.,
Gtd. Notes
4.500%	09/15/28(a)	1,000	1,194,190
			32,259,259
Internet — 0.0%
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.290%	06/03/60	200	203,931
3.575%	04/11/26	200	221,858
			425,789
Investment Companies — 0.0%
Ares Capital Corp.,
Sr. Unsec’d. Notes
4.250%	03/01/25	725	750,852
Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
3.750%	07/08/30(a)	500	514,119
Leisure Time — 0.0%
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A
12.250%	05/15/24	10	11,212
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
9.125%	06/15/23	10	10,594
Sr. Sec’d. Notes, 144A
10.875%	06/01/23	40	44,610
			66,416
Lodging — 0.0%
Marriott Ownership Resorts, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	09/15/25	55	57,521
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.250%	04/09/50(a)	400	451,158

A32

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified — 0.1%
Deere & Co.,
Sr. Unsec’d. Notes
2.875%	09/07/49	545	$584,559
3.750%	04/15/50	350	435,600
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.056%	04/05/25(a)	1,300	1,366,810
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
3.200%	06/15/25	475	501,314
			2,888,283
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.700%	04/01/51	3,450	3,411,992
4.464%	07/23/22	1,400	1,482,354
4.800%	03/01/50	400	457,544
4.908%	07/23/25(a)	720	831,166
5.375%	05/01/47	260	308,282
6.484%	10/23/45	400	535,192
Comcast Corp.,
Gtd. Notes
2.650%	08/15/62(a)	1,000	946,502
2.800%	01/15/51(a)	2,000	2,006,798
4.000%	08/15/47	100	120,155
4.500%	01/15/43	1,168	1,483,536
4.950%	10/15/58(a)	780	1,115,908
Discovery Communications LLC,
Gtd. Notes
3.625%	05/15/30(a)	900	997,237
4.125%	05/15/29	500	572,601
Fox Corp.,
Sr. Unsec’d. Notes
3.500%	04/08/30(a)	900	1,015,734
4.030%	01/25/24	43	47,323
4.709%	01/25/29	48	57,499
5.476%	01/25/39	134	178,667
5.576%	01/25/49	89	123,709
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	340	368,420
6.550%	05/01/37	200	265,631
6.750%	06/15/39	500	683,080
7.300%	07/01/38	150	211,935
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/01/27	35	34,333
9.500%	05/01/25	35	37,603
Walt Disney Co. (The),
Gtd. Notes
2.650%	01/13/31	500	539,321
3.800%	05/13/60	800	921,919
4.700%	03/23/50(a)	700	920,687
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
4.750%	09/15/44	500	$633,000
			20,308,128
Mining — 0.0%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.950%	09/10/50(a)	1,500	1,527,037
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
7.500%	07/27/35	650	952,785
			2,479,822
Miscellaneous Manufacturing — 0.1%
General Electric Co.,
Sr. Unsec’d. Notes
3.450%	05/01/27	500	528,394
4.250%	05/01/40	700	710,515
4.350%	05/01/50	1,800	1,831,620
Trane Technologies Global Holding Co. Ltd.,
Gtd. Notes
5.750%	06/15/43	150	209,519
Trane Technologies Luxembourg Finance SA,
Gtd. Notes
3.800%	03/21/29	1,000	1,171,644
4.500%	03/21/49	150	188,372
4.650%	11/01/44	395	495,234
			5,135,298
Oil & Gas — 0.4%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	—(rr)	100	104,220
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	300	302,179
3.900%	02/01/25(a)	1,009	1,093,281
Sr. Unsec’d. Notes, GMTN
4.950%	06/01/47(a)	700	783,057
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.800%	09/15/23(a)	1,000	966,287
4.250%	04/15/27	250	227,132
Chevron Corp.,
Sr. Unsec’d. Notes
2.978%	05/11/40	300	323,397
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25	70	68,335
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39(a)	250	367,762
ConocoPhillips Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29	315	436,940

A33

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Equinor ASA (Norway),
Gtd. Notes
1.750%	01/22/26	491	$509,417
3.700%	04/06/50	500	572,457
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.452%	04/15/51	300	329,424
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27(a)	700	730,619
5.600%	02/15/41	500	542,612
7.300%	08/15/31	200	243,825
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.625%	09/15/24	500	535,149
4.750%	09/15/44(a)	500	519,451
6.500%	03/01/41	300	363,285
Newfield Exploration Co.,
Gtd. Notes
5.625%	07/01/24	539	522,722
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44	150	196,016
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.500%	08/15/29(a)	498	381,321
4.400%	08/15/49	72	50,583
6.600%	03/15/46(a)	550	474,417
7.500%	05/01/31	167	160,496
7.875%	09/15/31	400	389,947
Ovintiv, Inc.,
Gtd. Notes
8.125%	09/15/30	600	610,662
Petroleos Mexicanos (Mexico),
Gtd. Notes, 144A
6.490%	01/23/27	970	907,372
Gtd. Notes, MTN
6.875%	08/04/26	385	370,235
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	04/06/50(a)	1,800	1,907,267
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	06/15/38	250	319,529
6.850%	06/01/39	500	646,757
Total Capital International SA (France),
Gtd. Notes
3.127%	05/29/50(a)	400	413,396
Valero Energy Corp.,
Sr. Unsec’d. Notes
1.200%	03/15/24(a)	1,100	1,097,690
			17,467,239
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	08/15/26	100	$101,179
Trivium Packaging Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	08/15/26	35	36,234
			137,413
Pharmaceuticals — 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.875%	11/14/48	1,000	1,266,007
Sr. Unsec’d. Notes, 144A
2.950%	11/21/26(a)	400	435,590
3.200%	11/21/29	1,050	1,155,276
4.250%	11/21/49	1,750	2,067,836
4.550%	03/15/35	1,281	1,562,933
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
2.125%	08/06/50(a)	1,200	1,099,551
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
9.000%	12/15/25	55	59,940
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	1,101	1,258,696
4.375%	12/15/28(a)	900	1,055,227
4.400%	07/15/44	100	115,189
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	500	539,267
4.685%	12/15/44	362	443,865
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.250%	10/26/49	730	959,727
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	941	1,018,078
4.125%	11/15/25	107	122,559
4.800%	08/15/38	1,411	1,750,244
4.800%	07/15/46	500	622,885
4.900%	12/15/48	400	519,226
Sr. Unsec’d. Notes
3.400%	03/15/50	300	313,060
CVS Health Corp.,
Sr. Unsec’d. Notes
4.250%	04/01/50	100	117,172
4.300%	03/25/28	1,010	1,183,793
4.780%	03/25/38	217	263,259
4.875%	07/20/35(a)	900	1,137,998
5.050%	03/25/48	1,000	1,272,195
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
4.912%	08/27/21	541	555,193
5.272%	08/28/23(a)	372	399,034
5.900%	08/28/28(a)	662	764,672

A34

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Mylan NV,
Gtd. Notes
5.250%	06/15/46	500	$623,157
Mylan, Inc.,
Gtd. Notes
4.550%	04/15/28(a)	2,752	3,209,629
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.150%	06/15/30	450	466,290
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.550%	05/28/40	100	103,755
Upjohn, Inc.,
Gtd. Notes, 144A
1.650%	06/22/25	210	214,697
2.700%	06/22/30	213	220,892
4.000%	06/22/50	800	849,895
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30(a)	550	567,908
			28,314,695
Pipelines — 0.8%
Boardwalk Pipelines LP,
Gtd. Notes
3.375%	02/01/23(a)	840	860,778
DCP Midstream Operating LP,
Gtd. Notes, 144A
4.750%	09/30/21	216	217,182
5.850%(ff)	05/21/43	594	443,928
Enbridge, Inc. (Canada),
Gtd. Notes
3.500%	06/10/24	300	323,600
4.250%	12/01/26	567	649,690
5.500%	12/01/46(a)	550	710,481
Sub. Notes, Series 20-A
5.750%(ff)	07/15/80	400	413,004
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25	700	703,008
3.750%	05/15/30	2,000	1,938,343
4.500%	04/15/24	282	298,314
6.000%	06/15/48	228	229,225
Gtd. Notes, Series 5Y
4.200%	09/15/23	885	932,518
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/15/52	1,800	1,633,018
4.250%	02/15/48	600	632,982
4.900%	05/15/46	325	366,919
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	500	568,494
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.000%	08/15/42	500	551,974
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
6.500%	09/01/39	200	$250,594
Kinder Morgan, Inc.,
Gtd. Notes
5.050%	02/15/46	400	450,830
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.250%	06/01/30(a)	450	483,279
MPLX LP,
Sr. Unsec’d. Notes
1.750%	03/01/26	1,500	1,500,721
2.650%	08/15/30(a)	1,000	975,556
3.375%	03/15/23	1,560	1,643,486
4.000%	02/15/25	220	240,057
4.500%	07/15/23(a)	500	541,638
New Fortress Energy, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	09/15/25	15	15,679
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.650%	06/01/22	1,453	1,487,802
3.800%	09/15/30(a)	768	745,568
3.850%	10/15/23	1,223	1,279,264
4.650%	10/15/25(a)	450	483,133
4.900%	02/15/45	300	273,764
5.150%	06/01/42	392	369,335
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes, 144A
4.500%	05/15/30	950	1,069,122
Southeast Supply Header LLC,
Sr. Unsec’d. Notes, 144A
4.250%	06/15/24	960	958,194
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	612	671,431
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.400%	10/01/47	267	251,118
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.625%	03/01/34	1,850	2,179,646
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes, 144A
3.250%	05/15/30	176	189,654
3.950%	05/15/50	50	52,149
Western Midstream Operating LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
2.116%(c)	01/13/23	1,086	1,009,511
Sr. Unsec’d. Notes
4.000%	07/01/22	317	318,955
5.050%	02/01/30(a)	450	438,548
5.375%	06/01/21	1,245	1,254,135
5.450%	04/01/44(a)	1,000	859,727
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30	430	466,890
4.300%	03/04/24	710	776,692

A35

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
4.850%	03/01/48	200	$224,029
5.100%	09/15/45	500	560,121
5.400%	03/04/44	400	451,238
5.750%	06/24/44(a)	400	474,202
			34,419,526
Real Estate Investment Trusts (REITs) — 0.8%
Agree LP,
Gtd. Notes
2.900%	10/01/30	500	515,124
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
1.875%	02/01/33	2,300	2,263,599
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.875%	01/30/31	950	1,035,479
American Tower Corp.,
Sr. Unsec’d. Notes
2.100%	06/15/30	250	252,366
Boston Properties LP,
Sr. Unsec’d. Notes
3.200%	01/15/25	500	541,270
3.250%	01/30/31	750	808,624
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	02/15/23(a)	1,342	1,390,380
4.100%	10/01/24	197	206,870
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	1,460	1,565,050
4.050%	07/01/30(a)	1,028	1,100,565
4.125%	06/15/26	502	546,783
Camden Property Trust,
Sr. Unsec’d. Notes
2.800%	05/15/30	150	163,053
Corporate Office Properties LP,
Gtd. Notes
2.250%	03/15/26	354	357,784
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/31(a)	600	606,962
3.300%	07/01/30	500	547,591
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
3.950%	01/15/24	1,200	1,302,525
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
3.000%	01/15/30	500	539,376
3.875%	08/15/24	750	830,932
4.000%	06/01/25	700	787,984
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.700%	10/01/30	900	916,171
3.300%	02/01/25	750	811,668
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Lexington Realty Trust,
Gtd. Notes
2.700%	09/15/30	162	$164,965
4.400%	06/15/24	513	547,414
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
4.500%	04/18/22	1,500	1,452,823
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.375%	08/01/23	434	465,458
4.500%	01/15/25(a)	490	523,428
5.250%	01/15/26	565	616,641
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/31	1,011	1,114,484
Retail Properties of America, Inc.,
Sr. Unsec’d. Notes
4.000%	03/15/25	900	899,833
4.750%	09/15/30	1,305	1,301,869
SBA Tower Trust,
Asset Backed, 144A
1.884%	07/15/50	494	504,886
Asset-Backed, 144A
2.836%	01/15/50	1,479	1,582,571
3.168%	04/09/47	990	1,001,969
Simon Property Group LP,
Sr. Unsec’d. Notes
2.450%	09/13/29(a)	316	312,401
3.250%	09/13/49(a)	400	363,672
SITE Centers Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25	487	498,660
4.250%	02/01/26	450	480,982
UDR, Inc.,
Gtd. Notes, MTN
2.100%	08/01/32(a)	300	297,853
Ventas Realty LP,
Gtd. Notes
2.650%	01/15/25	996	1,040,471
3.500%	04/15/24(a)	960	1,025,374
3.500%	02/01/25	600	648,863
4.750%	11/15/30	300	347,010
4.875%	04/15/49	600	668,859
VEREIT Operating Partnership LP,
Gtd. Notes
3.400%	01/15/28	341	355,624
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25	5	4,957
4.250%	12/01/26	10	10,050
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.600%	04/01/24	1,383	1,532,706
			34,853,979

A36

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail — 0.5%
Advance Auto Parts, Inc.,
Gtd. Notes
3.900%	04/15/30	700	$787,066
Alimentation Couche-Tard, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
2.950%	01/25/30	1,441	1,552,278
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30(a)	161	189,729
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	1,000	980,613
4.000%	04/15/30(a)	500	591,820
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.750%	04/20/32	1,400	1,431,728
Dollar General Corp.,
Sr. Unsec’d. Notes
4.125%	04/03/50	300	356,824
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	2,230	2,513,093
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.300%	04/15/40(a)	1,100	1,247,832
3.350%	04/15/50	100	115,191
4.500%	12/06/48	500	667,369
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.700%	04/15/46	800	913,677
4.375%	09/15/45	500	612,857
5.125%	04/15/50	850	1,170,324
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.625%	09/01/49	600	670,465
4.200%	04/01/50	500	609,412
4.700%	12/09/35	96	123,103
4.875%	12/09/45	623	806,373
6.300%	03/01/38	188	282,246
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
1.750%	03/15/31	2,090	2,070,273
Ross Stores, Inc.,
Sr. Unsec’d. Notes
4.700%	04/15/27(a)	600	707,193
5.450%	04/15/50	100	130,649
Starbucks Corp.,
Sr. Unsec’d. Notes
2.550%	11/15/30	550	582,637
3.500%	11/15/50	300	318,333
4.500%	11/15/48(a)	400	486,096
			19,917,181
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors — 0.1%
Applied Materials, Inc.,
Sr. Unsec’d. Notes
4.350%	04/01/47	400	$530,379
Lam Research Corp.,
Sr. Unsec’d. Notes
3.125%	06/15/60(a)	400	427,618
Microchip Technology, Inc.,
Sr. Sec’d. Notes
3.922%	06/01/21	533	544,567
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27	2,985	3,391,360
			4,893,924
Software — 0.1%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.675%	06/01/60	2,000	2,100,225
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/30	1,000	1,115,814
5.375%	07/15/40	215	300,379
			3,516,418
Telecommunications — 0.5%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
5.125%	01/15/29	5	5,003
AT&T, Inc.,
Sr. Unsec’d. Notes
1.650%	02/01/28(a)	900	900,463
2.250%	02/01/32	500	501,002
3.000%	06/30/22	309	321,315
3.300%	02/01/52	2,200	2,069,344
3.650%	06/01/51	1,000	1,010,044
3.850%	06/01/60	300	305,529
4.500%	05/15/35	300	354,140
4.500%	03/09/48	2,481	2,822,043
Sr. Unsec’d. Notes, 144A
3.550%	09/15/55	1,556	1,493,898
3.650%	09/15/59	480	467,781
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/24	65	66,668
6.000%	03/01/26	65	67,753
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	450	485,502
3.875%	11/15/29	500	541,250
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
3.300%	02/15/51	1,000	987,458
3.875%	04/15/30	700	798,731
4.375%	04/15/40	100	116,940
4.500%	04/15/50(a)	300	358,019

A37

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.000%	03/22/50	1,300	$1,596,497
4.329%	09/21/28(a)	500	606,801
4.522%	09/15/48	2,350	3,078,532
4.862%	08/21/46	200	272,147
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.125%	05/30/25	450	512,906
4.250%	09/17/50(a)	1,800	2,083,812
4.375%	05/30/28	300	355,532
5.250%	05/30/48	800	1,030,946
			23,210,056
Transportation — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	02/15/51(a)	2,700	2,934,415
Canadian National Railway Co. (Canada),
Sr. Unsec’d. Notes
2.450%	05/01/50	1,100	1,093,764
CSX Corp.,
Sr. Unsec’d. Notes
3.800%	04/15/50	300	356,258
3.950%	05/01/50(a)	850	1,046,945
4.250%	11/01/66	100	123,603
4.500%	03/15/49	100	128,959
4.650%	03/01/68	400	522,251
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.250%	02/05/50(a)	1,000	1,100,877
			7,307,072

Total Corporate Bonds (cost $514,760,614)			536,083,199
Municipal Bonds — 0.1%
California — 0.0%
State of California,
General Obligation Unlimited, BABs
7.350%	11/01/39	500	835,690
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority,
Taxable, Revenue Bonds, Series D
3.052%	07/01/40	600	614,724
New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, Series E-2
2.850%	02/01/24	745	797,493
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series B
2.670%	03/15/23	615	646,519
			1,444,012
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Pennsylvania — 0.0%
Pocono Mountains Industrial Park Authority,
Taxable, Revenue Bonds
5.050%	08/15/49	205	$254,118
Texas — 0.0%
City of Houston Airport System Revenue,
Taxable, Revenue Bonds, Series C
2.385%	07/01/31(hh)	500	500,830
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C
2.919%	11/01/50	300	298,779
			799,609
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds
2.256%	09/01/50	500	488,485

Total Municipal Bonds (cost $4,161,184)			4,436,638
Residential Mortgage-Backed Securities — 0.7%
Banc of America Funding Corp.,
Series 2015-R03, Class 10A1, 144A, 1 Month LIBOR + 0.140%
0.315%(c)	06/27/36	168	167,728
BCAP LLC Trust,
Series 2010-RR02, Class 5A2, 144A
5.000%(cc)	12/26/36	78	78,847
Series 2012-RR05, Class 8A5, 144A
0.558%(cc)	07/26/36	42	41,707
Citigroup Mortgage Loan Trust,
Series 2009-05, Class 5A1, 144A
3.645%(cc)	01/25/37	8	8,057
Series 2014-08, Class 2A1, 144A
3.450%(cc)	06/27/37	674	652,754
Credit Suisse Mortgage Trust,
Series 2014-03R, Class 2A1, 144A, 1 Month LIBOR + 0.700% (Cap 7.000%, Floor 0.700%)
0.000%(c)	05/27/37	178	174,144
Series 2015-01R, Class 6A1, 144A, 1 Month LIBOR + 0.280% (Cap 11.500%, Floor 0.280%)
0.455%(c)	05/27/37	644	585,938
Series 2020-RPL4, Class A1, 144A
2.000%	01/25/60	715	737,937
Fannie Mae REMICS,
Series 2005-047, Class SW, IO, 1 Month LIBOR x (1) + 6.720% (Cap 6.720%, Floor 0.000%)
6.572%(c)	06/25/35	1,329	267,866
Series 2005-079, Class ZC
5.900%	09/25/35	72	84,131
Series 2006-116, Class SG, IO, 1 Month LIBOR x (1) + 6.640% (Cap 6.640%, Floor 0.000%)
6.465%(c)	12/25/36	1,279	263,244
Series 2007-040, Class SE, IO, 1 Month LIBOR x (1) + 6.440% (Cap 6.440%, Floor 0.000%)
6.292%(c)	05/25/37	670	158,766
Series 2010-095, Class ZC
5.000%	09/25/40	728	782,171

A38

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2010-135, Class ZA
4.500%	12/25/40	186	$206,044
Series 2010-150, Class ZC
4.750%	01/25/41	343	381,599
Series 2011-004, Class PZ
5.000%	02/25/41	150	170,027
Series 2012-009, Class SH, IO, 1 Month LIBOR x (1) + 6.550% (Cap 6.550%, Floor 0.000%)
6.402%(c)	06/25/41	90	9,727
Series 2012-014, Class JS, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.502%(c)	12/25/30	69	5,490
Series 2012-067, Class AI, IO
4.500%	07/25/27	305	19,730
Series 2012-100, Class WI, IO
3.000%	09/25/27	220	13,427
Series 2012-149, Class DA
1.750%	01/25/43	255	260,049
Series 2012-149, Class GA
1.750%	06/25/42	273	279,461
Series 2013-044, Class DJ
1.850%	05/25/33	1,994	2,056,128
Series 2013-051, Class GI, IO
3.000%	10/25/32	209	15,683
Series 2013-133, Class IB, IO
3.000%	04/25/32	147	6,365
Series 2013-134, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.902%(c)	01/25/44	57	9,138
Series 2015-028, Class JE
3.000%	05/25/45	695	752,546
Series 2015-028, Class P
2.500%	05/25/45	1,026	1,085,105
Series 2015-042, Class IL, IO
6.000%	06/25/45	368	71,519
Series 2015-070, Class JC
3.000%	10/25/45	549	591,836
Series 2016-019, Class AH
3.000%	04/25/46	778	842,869
Series 2017-030, Class AI, IO
5.500%	05/25/47	219	42,314
Series 2019-033, Class N
3.000%	03/25/48	4,220	4,467,852
Series 2019-059, Class AB
2.500%	10/25/39	1,744	1,831,545
Freddie Mac REMICS,
Series 2933, Class ZM
5.750%	02/15/35	198	231,614
Series 2935, Class ZK
5.500%	02/15/35	338	382,408
Series 2996, Class ZD
5.500%	06/15/35	146	170,557
Series 3115, Class SM, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
6.448%(c)	02/15/36	856	186,016
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 3237, Class C
5.500%	11/15/36	201	$230,286
Series 3871, Class KB
5.500%	06/15/41	263	302,039
Series 3955, Class YI, IO
3.000%	11/15/21	29	377
Series 4055, Class BI, IO
3.500%	05/15/31	132	6,363
Series 4135, Class AB
1.750%	06/15/42	206	210,731
Series 4149, Class IO, IO
3.000%	01/15/33	105	10,815
Series 4314, Class AI, IO
5.000%	03/15/34	41	2,810
Series 4386, Class AZ
4.500%	11/15/40	667	764,664
Series 4427, Class LI, IO
3.500%	02/15/34	256	16,555
Series 4471, Class PA
4.000%	12/15/40	403	433,926
Series 4683, Class LM
3.000%	05/15/47	338	360,544
Gosforth Funding PLC (United Kingdom),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)
0.700%(c)	08/25/60	879	878,088
Government National Mortgage Assoc.,
Series 2010-116, Class QB
4.000%	09/16/40	925	1,013,869
Series 2010-158, Class MS, 1 Month LIBOR x (2) + 10.000% (Cap 10.000%, Floor 0.000%)
9.688%(c)	12/20/40	239	279,910
Series 2010-160, Class DY
4.000%	12/20/40	538	603,018
Series 2010-170, Class B
4.000%	12/20/40	120	132,547
Series 2011-94, Class SA, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.944%(c)	07/20/41	69	13,083
Series 2012-H21, Class DF, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.805%(c)	05/20/61	4	4,115
Series 2013-124, Class ES, 1 Month LIBOR x (1) + 8.667% (Cap 8.667%, Floor 0.000%)
8.458%(c)	04/20/39	32	33,374
Series 2013-124, Class ST, 1 Month LIBOR x (1) + 8.800% (Cap 8.800%, Floor 0.000%)
8.592%(c)	08/20/39	128	131,512
Series 2013-149, Class MA
2.500%	05/20/40	625	653,240
Series 2014-02, Class BA
3.000%	01/20/44	151	161,352
Series 2014-25, Class HC
3.000%	02/20/44	101	107,645

A39

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2015-H13, Class FL, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.280%)
0.435%(c)	05/20/63	8	$8,136
Series 2015-H13, Class HA
2.500%	08/20/64	122	122,862
Series 2015-H17, Class HA
2.500%	05/20/65	95	95,290
Series 2016-69, Class WA
3.000%	02/20/46	146	154,154
Series 2016-H20, Class FM, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.555%(c)	12/20/62	8	8,180
Series 2017-134, Class BA
2.500%	11/20/46	304	318,637
Series 2017-139, Class BA
3.000%	09/20/47	600	642,488
Series 2017-H06, Class FA, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 0.350% (Cap 15.000%, Floor 0.350%)
0.480%(c)	08/20/66	1,217	1,205,130
Lanark Master Issuer PLC (United Kingdom),
Series 2019-02A, Class 1A, 144A
2.710%	12/22/69	1,218	1,255,547
Series 2020-01A, Class 1A, 144A
2.277%(cc)	12/22/69	1,232	1,268,960
MetLife Securitization Trust,
Series 2019-01A, Class A1A, 144A
3.750%(cc)	04/25/58	555	594,852
Permanent Master Issuer PLC (United Kingdom),
Series 2018-01A, Class 1A1, 144A, 3 Month LIBOR + 0.380% (Cap N/A, Floor 0.000%)
0.655%(c)	07/15/58	594	594,253
Provident Funding Mortgage Trust,
Series 2019-01, Class A3, 144A
3.000%(cc)	12/25/49	130	132,262
Seasoned Credit Risk Transfer Trust,
Series 2018-03, Class M55D
4.000%	08/25/57	646	717,413
Thornburg Mortgage Securities Trust,
Series 2003-04, Class A1, 1 Month LIBOR + 0.640% (Cap 11.500%, Floor 0.320%)
0.788%(c)	09/25/43	514	507,468

Total Residential Mortgage-Backed Securities (cost $30,914,058)			32,068,834
Sovereign Bonds — 0.1%
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.450%	04/15/70	200	237,389
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
3.875%	07/03/50	200	240,571
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.250%	04/16/30	650	664,913
4.600%	01/23/46	695	745,995
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
5.000%	04/27/51	200	$224,577
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.375%	03/14/24	400	430,977
4.400%	04/16/50	200	258,175

Total Sovereign Bonds (cost $2,497,134)			2,802,597
U.S. Government Agency Obligations — 5.7%
Federal Home Loan Mortgage Corp.
0.125%	07/25/22	934	933,742
0.375%	04/20/23	56	56,271
2.500%	07/01/35	4,800	5,015,300
2.500%	07/01/50	793	843,512
3.000%	11/01/33	1,622	1,732,921
3.000%	04/01/34	193	205,338
3.000%	02/01/40	1,694	1,797,053
3.000%	02/01/48	41	42,838
3.000%	08/01/49	550	576,412
3.000%	08/01/49	1,050	1,100,408
3.000%	11/01/49	1,854	1,986,529
3.000%	04/01/50	2,825	2,991,805
3.000%	06/01/50	775	829,027
3.000%	08/01/50	2,929	3,161,806
3.500%	02/01/34	359	388,890
3.500%	04/01/34	1,080	1,169,679
3.500%	06/01/39	47	49,285
3.500%	05/01/48	670	708,371
3.500%	06/01/48	597	630,107
3.500%	07/01/48	112	117,516
3.500%	09/01/48	1,296	1,369,414
3.500%	05/01/49	855	900,864
3.500%	06/01/49	851	897,847
3.500%	06/01/49	6,720	7,079,747
3.500%	07/01/49	981	1,033,698
3.500%	07/01/49	2,673	2,816,022
3.500%	10/01/49	125	131,614
3.500%	10/01/49	191	206,849
3.500%	12/01/49	486	519,936
3.500%	12/01/49	794	836,216
3.500%	12/01/49	881	928,741
3.500%	02/01/50	177	186,044
3.500%	03/01/50	73	76,730
4.000%	10/01/34	179	189,884
4.000%	01/01/36	1,370	1,493,993
4.000%	05/01/38	890	960,854
4.000%	09/01/38	385	412,533
4.000%	02/01/42	693	765,656
4.000%	07/01/42	1,409	1,555,834
4.000%	09/01/42	108	118,875
4.000%	11/01/42	784	864,830
4.000%	09/01/43	467	515,283
4.000%	02/01/45	234	258,561
4.000%	05/01/45	96	105,997
4.000%	04/01/46	13	14,019
4.000%	04/01/46	32	34,754
4.000%	04/01/46	413	445,935

A40

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	10/01/47	10	$10,962
4.000%	04/01/48	67	71,434
4.000%	06/01/48	483	528,912
4.500%	05/01/39	135	152,271
4.500%	09/01/39	38	42,483
4.500%	10/01/39	185	204,609
4.500%	10/01/39	973	1,091,341
4.500%	08/01/40	123	137,774
4.500%	11/01/40	167	185,348
4.500%	01/01/41	177	199,274
4.500%	03/01/41	55	62,152
4.500%	04/01/41	89	99,744
4.500%	01/01/42	72	80,341
4.500%	12/01/48	1,638	1,790,312
6.250%	07/15/32	48	75,245
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 8.247%, Floor 1.750%)
2.596%(c)	07/01/41	257	267,163
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 8.453%, Floor 1.750%)
3.740%(c)	12/01/40	144	150,106
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.878% (Cap 7.493%, Floor 1.878%)
2.927%(c)	10/01/42	45	47,113
Federal National Mortgage Assoc.
0.500%	06/17/25	92	92,350
0.625%	04/22/25	119	120,456
1.375%	10/07/21	540	546,685
1.875%	09/24/26	132	142,825
2.000%	TBA	3,350	3,481,768
2.000%	TBA	3,850	3,995,185
2.000%	TBA	4,500	4,675,781
2.000%	TBA	8,900	9,200,375
2.000%	TBA	8,500	8,765,872
2.125%	04/24/26	37	40,413
2.500%	09/01/34	147	152,966
2.500%	04/01/37	3,179	3,343,274
2.500%	10/01/37	336	353,861
2.500%	07/01/50	3,782	4,021,892
2.500%	09/01/50	1,000	1,052,101
2.500%	09/01/50	2,601	2,772,291
2.875%	09/12/23	427	460,105
3.000%	TBA	3,500	3,667,207
3.000%	08/01/27	26	27,198
3.000%	08/01/27	26	27,390
3.000%	10/01/27	86	90,663
3.000%	11/01/27	28	29,785
3.000%	12/01/27	41	43,050
3.000%	01/01/28	42	43,904
3.000%	02/01/28	39	41,165
3.000%	03/01/28	42	44,251
3.000%	04/01/28	40	42,621
3.000%	05/01/28	43	45,531
3.000%	06/01/28	45	46,931
3.000%	07/01/28	41	42,944
3.000%	08/01/28	46	48,187
3.000%	09/01/28	47	49,917
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	01/01/29	41	$43,116
3.000%	03/01/29	44	46,597
3.000%	12/01/32	286	307,635
3.000%	03/01/33	104	112,328
3.000%	11/01/33	2,012	2,166,061
3.000%	12/01/34	106	115,001
3.000%	12/01/34	364	391,866
3.000%	12/01/34	792	849,174
3.000%	01/01/35	640	689,053
3.000%	03/01/48	81	85,114
3.000%	09/01/48	450	471,386
3.000%	11/01/49	521	549,555
3.000%	12/01/49	425	448,514
3.000%	02/01/50	481	511,768
3.000%	03/01/50	1,516	1,621,927
3.000%	04/01/50	878	919,328
3.000%	04/01/50	2,850	2,985,042
3.000%	04/01/50	5,182	5,513,263
3.000%	05/01/50	94	99,359
3.000%	07/01/50	687	732,975
3.000%	07/01/50	2,118	2,247,430
3.000%	07/01/50	2,339	2,491,894
3.000%	08/01/50	3,621	3,833,545
3.000%	09/01/50	1,896	1,988,565
3.500%	07/01/32	1,126	1,215,610
3.500%	07/01/34	96	106,146
3.500%	07/01/34	308	339,020
3.500%	08/01/34	370	408,088
3.500%	09/01/34	505	542,921
3.500%	09/01/34	2,823	3,076,861
3.500%	10/01/34	357	381,333
3.500%	09/01/37	270	287,117
3.500%	08/01/39	852	897,629
3.500%	01/01/46	108	114,884
3.500%	09/01/47	137	144,920
3.500%	11/01/47	163	172,065
3.500%	02/01/48	3,492	3,694,766
3.500%	07/01/48	87	92,168
3.500%	02/01/49	50	52,993
3.500%	04/01/49	282	297,354
3.500%	04/01/49	395	418,115
3.500%	06/01/49	329	346,691
3.500%	06/01/49	13,908	14,752,141
3.500%	07/01/49	629	662,152
3.500%	07/01/49	8,412	8,864,997
3.500%	08/01/49	588	619,274
3.500%	09/01/49	439	462,368
3.500%	10/01/49	3,539	3,728,292
3.500%	11/01/49	404	425,409
3.500%	02/01/50	5,699	6,004,144
3.500%	03/01/50	3,952	4,162,089
3.500%	04/01/50	697	734,295
3.500%	05/01/50	959	1,030,584
4.000%	11/01/31	76	83,029
4.000%	05/01/38	1,361	1,461,545
4.000%	11/01/40	115	127,264
4.000%	10/01/43	252	279,853

A41

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	03/01/46(k)	1,133	$1,249,932
4.000%	12/01/47	235	251,523
4.000%	09/01/48	800	852,552
4.000%	11/01/48	222	236,595
4.000%	02/01/50	396	422,123
4.500%	03/01/39	315	346,138
4.500%	06/01/39	170	185,960
4.500%	08/01/39	412	453,256
4.500%	11/01/39	129	145,121
4.500%	12/01/40	119	133,992
4.500%	02/01/41	177	199,663
4.500%	10/01/44	147	163,145
4.500%	10/01/45	167	183,692
4.500%	02/01/46	198	222,124
4.500%	06/01/46	58	63,721
4.500%	10/01/46	49	53,304
4.500%	11/01/46	57	62,856
4.500%	12/01/46	111	123,558
4.500%	01/01/47	57	63,393
4.500%	01/01/47	71	78,763
4.500%	02/01/47	64	71,612
4.500%	08/01/49	2,276	2,462,561
5.000%	06/01/39	215	246,408
5.000%	02/01/49	2,180	2,495,334
5.248%(cc)	08/01/41	148	168,798
5.625%	07/15/37	31	49,787
6.500%	10/01/37	525	628,973
6.563%(cc)	02/01/39	107	118,685
7.125%	01/15/30	166	257,140
Federal National Mortgage Assoc., 12 Month LIBOR + 1.800% (Cap 7.693%, Floor 1.800%)
3.814%(c)	01/01/42	94	97,929
Federal National Mortgage Assoc., 12 Month LIBOR + 1.804% (Cap 8.518%, Floor 1.804%)
3.443%(c)	12/01/40	182	190,180
Federal National Mortgage Assoc., 12 Month LIBOR + 1.818% (Cap 7.706%, Floor 1.818%)
3.825%(c)	02/01/42	52	53,794
Government National Mortgage Assoc.
2.500%	TBA	1,900	1,994,852
2.500%	TBA	3,300	3,458,684
3.000%	TBA	4,250	4,449,883
3.000%	TBA	7,000	7,325,937
3.000%	08/20/50	4,739	5,007,777
3.000%	09/20/50	1,250	1,323,249
3.500%	05/20/43	627	679,613
3.500%	03/20/44	6	6,461
3.500%	04/20/46	26	28,617
3.500%	04/20/46	460	492,199
3.500%	05/20/46	9	9,959
3.500%	05/20/46	19	21,271
3.500%	05/20/46	24	26,288
3.500%	05/20/46	27	29,605
3.500%	05/20/46	32	35,216
3.500%	05/20/46	46	50,926
3.500%	05/20/46	220	241,900
3.500%	05/20/46	247	265,786
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	05/20/46	294	$321,087
3.500%	05/20/46	412	452,270
3.500%	06/20/46	24	26,051
3.500%	06/20/46	28	30,387
3.500%	06/20/46	28	30,709
3.500%	06/20/46	31	33,713
3.500%	06/20/46	89	97,501
3.500%	06/20/46	242	261,162
3.500%	06/20/46	335	366,171
3.500%	06/20/46	825	889,463
3.500%	06/20/46	1,127	1,238,305
3.500%	07/20/46	1,894	2,030,980
3.500%	12/20/49	27	28,610
3.500%	12/20/49	36	39,389
3.500%	12/20/49	48	50,754
3.500%	12/20/49	58	62,928
3.500%	01/20/50	6,100	6,414,991
4.000%	10/20/40	95	103,704
4.000%	02/20/41	19	20,485
4.000%	03/20/41	411	451,513
4.000%	10/20/41	298	327,936
4.000%	08/20/43	32	34,694
4.000%	08/20/45	372	400,711
4.000%	01/15/47	47	50,257
4.000%	01/15/47	52	55,486
4.000%	05/20/49	301	321,631
4.500%	04/20/35	23	24,993
4.500%	08/15/39	97	107,291
4.500%	09/15/39	394	435,079
4.500%	09/20/39	5	5,410
4.500%	10/15/39	11	11,670
4.500%	10/15/39	32	35,307
4.500%	11/15/39	16	17,771
4.500%	11/15/39	28	31,208
4.500%	11/20/39	2	2,702
4.500%	02/15/40	49	54,513
4.500%	03/15/40	76	84,214
4.500%	06/15/40	49	54,727
4.500%	06/15/40	444	490,891
4.500%	07/15/40	4	4,929
4.500%	10/15/40	11	12,646
4.500%	05/20/41	3	3,491
4.500%	05/20/41	14	15,396
4.500%	06/20/41	13	14,620
4.500%	08/20/41	844	936,819
4.500%	11/20/41	3	3,379
4.500%	02/20/42	3	3,547
4.500%	05/20/42	23	25,421
4.500%	06/20/43	4	4,829
4.500%	06/20/44	4	4,824
4.500%	10/20/44	4	4,757
4.500%	01/20/45	4	4,529
4.500%	03/20/46	7	8,140
4.500%	05/20/46	6	6,310
4.500%	08/20/46	7	8,303
4.500%	09/20/46	7	7,876
4.500%	02/20/47	8	8,630

A42

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	04/20/47	2,498	$2,718,686
5.000%	11/15/33	5	6,156
5.000%	05/15/34	190	213,510
5.000%	06/15/40	74	83,739
5.000%	04/20/48	353	391,368
5.000%	05/20/49	254	276,212
5.500%	04/20/49	62	68,218
6.000%	05/15/40	516	615,101

Total U.S. Government Agency Obligations (cost $242,734,226)			245,698,616
U.S. Treasury Obligations — 11.5%
U.S. Treasury Bonds
1.125%	05/15/40	11,609	11,429,226
1.125%	08/15/40(a)	42,080	41,297,575
1.250%	05/15/50(a)	1,248	1,182,675
1.375%	08/15/50	11,931	11,675,602
2.000%	02/15/50(a)	14,567	16,476,643
2.250%	08/15/46	78	92,113
2.250%	08/15/49	32	38,060
2.375%	11/15/49	614	749,656
2.500%	02/15/45	66	81,232
2.500%	02/15/46	396	488,936
2.500%	05/15/46	791	977,256
2.750%	11/15/42	1	1,280
2.750%	08/15/47	31	40,237
2.750%	11/15/47	848	1,101,870
2.875%	05/15/43	613	800,348
2.875%	08/15/45(a)	49,130	64,552,214
2.875%	11/15/46	591	781,136
3.000%	11/15/44(a)	1	1,336
3.000%	05/15/45	193	258,409
3.000%	11/15/45	47	63,149
3.000%	02/15/47	31	41,942
3.000%	05/15/47	158	214,065
3.000%	02/15/48	201	273,140
3.000%	08/15/48	111	151,272
3.000%	02/15/49	18	24,607
3.125%	05/15/48	412	572,744
3.375%	11/15/48	1	1,455
3.625%	08/15/43	568	828,126
3.625%	02/15/44	162	236,697
3.875%	08/15/40	14	20,720
4.250%	11/15/40	23	35,707
4.375%	02/15/38	536	824,519
4.375%	05/15/40	72	112,995
4.375%	05/15/41	591	935,350
5.000%	05/15/37	9	14,580
5.250%	11/15/28	683	938,912
5.250%	02/15/29	25	34,590
5.375%	02/15/31	258	379,784
6.125%	11/15/27	651	909,772
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/22	2,141	2,173,802
0.125%	04/15/22(a)	2,137	2,174,231
0.125%	07/15/22	2,039	2,091,500
0.125%	01/15/23	2,305	2,374,664
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
0.125%	07/15/24	2,118	$2,239,737
0.125%	10/15/24(a)	1,624	1,722,775
0.125%	04/15/25	1,629	1,733,464
0.125%	07/15/26	1,612	1,747,098
0.125%	01/15/30	1,992	2,199,519
0.125%	07/15/30	1,320	1,466,136
0.250%	01/15/25	2,091	2,229,828
0.250%	07/15/29	1,583	1,770,564
0.250%	02/15/50	732	861,771
0.375%	07/15/23(a)	2,256	2,365,837
0.375%	07/15/25(a)	1,962	2,129,125
0.375%	01/15/27	1,700	1,870,029
0.375%	07/15/27	1,635	1,816,926
0.500%	04/15/24(a)	1,433	1,521,602
0.500%	01/15/28	1,820	2,041,243
0.625%	04/15/23	1,941	2,030,398
0.625%	01/15/24	2,172	2,307,489
0.625%	01/15/26	1,710	1,883,263
0.625%	02/15/43	684	840,572
0.750%	07/15/28	1,628	1,874,570
0.750%	02/15/42	947	1,188,921
0.750%	02/15/45	1,062	1,348,988
0.875%	01/15/29	1,340	1,560,530
0.875%	02/15/47	744	987,404
1.000%	02/15/46	630	848,557
1.000%	02/15/48	649	893,922
1.000%	02/15/49	628	874,683
1.375%	02/15/44	1,268	1,801,184
1.750%	01/15/28	821	999,390
2.000%	01/15/26	970	1,141,635
2.125%	02/15/40	435	666,066
2.125%	02/15/41	614	952,738
2.375%	01/15/25	1,263	1,465,797
2.375%	01/15/27	735	905,786
2.500%	01/15/29	654	853,698
3.375%	04/15/32	261	395,949
3.625%	04/15/28	686	938,957
3.875%	04/15/29	843	1,210,804
U.S. Treasury Notes
0.125%	05/31/22	1	1,000
0.125%	05/15/23	87	86,952
0.125%	07/15/23	4,374	4,370,241
0.125%	09/15/23	1,545	1,543,552
0.250%	04/15/23	1	1,003
0.250%	05/31/25(a)	683	682,840
0.250%	07/31/25	667	666,323
0.250%	09/30/25	1,248	1,246,342
0.375%	03/31/22	1	1,004
0.375%	07/31/27(a)	1,512	1,503,731
0.375%	09/30/27	2,227	2,212,037
0.500%	03/15/23(a)	1,594	1,608,072
0.500%	03/31/25	579	585,604
0.500%	04/30/27	975	979,418
0.500%	05/31/27	223	223,871
0.500%	08/31/27(a)	2,473	2,478,796
0.625%	05/15/30(a)	1,509	1,503,577
0.625%	08/15/30(a)	24,756	24,612,681

A43

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
1.125%	07/31/21	661	$666,474
1.125%	02/28/22	9,974	10,113,870
1.125%	02/28/25(a)	19,141	19,887,200
1.125%	02/28/27	12,806	13,383,271
1.250%	10/31/21	135	136,629
1.250%	07/31/23	8,609	8,875,650
1.375%	04/30/21	512	515,740
1.375%	10/15/22	146	149,684
1.375%	02/15/23(a)	19,352	19,917,441
1.375%	06/30/23	892	921,966
1.500%	08/31/21	3,493	3,536,799
1.500%	02/28/23	808	834,449
1.500%	10/31/24	66	69,424
1.500%	11/30/24	824	867,453
1.500%	01/31/27	1	1,069
1.500%	02/15/30(a)	9,985	10,769,759
1.625%	11/15/22	1	1,031
1.625%	02/15/26(a)	1	1,070
1.625%	05/15/26	1,066	1,142,464
1.625%	08/15/29	1	1,088
1.750%	07/31/21	4,359	4,417,744
1.750%	11/30/21	582	592,528
1.750%	02/28/22	1	1,023
1.750%	03/31/22	1,289	1,320,067
1.750%	04/30/22	539	552,728
1.750%	05/15/22	1,261	1,293,391
1.750%	06/15/22	1,642	1,687,091
1.750%	01/31/23	849	880,705
1.750%	12/31/24	1	1,064
1.750%	12/31/26	171	185,295
1.750%	11/15/29	944	1,039,137
1.875%	02/28/22	1,344	1,377,022
1.875%	03/31/22	230	235,984
1.875%	04/30/22	237	243,517
1.875%	07/31/22	525	541,693
1.875%	08/31/22	166	171,512
1.875%	09/30/22	25	25,868
1.875%	07/31/26	1,130	1,228,610
2.000%	08/31/21	4,371	4,445,444
2.000%	11/15/21	1	1,021
2.000%	12/31/21	286	292,636
2.000%	11/30/22	1,382	1,437,496
2.000%	02/15/23	1	1,044
2.000%	04/30/24	1,277	1,359,406
2.000%	05/31/24	1	1,066
2.000%	02/15/25	832	895,635
2.000%	08/15/25	113	122,420
2.000%	11/15/26	1,174	1,288,996
2.125%	05/15/22	663	684,366
2.125%	12/31/22	44	45,959
2.125%	02/29/24	1,176	1,253,910
2.125%	09/30/24	1	1,076
2.125%	11/30/24	1,249	1,347,066
2.125%	05/15/25(a)	40,827	44,328,974
2.250%	03/31/21	6,637	6,707,259
2.250%	01/31/24	1,190	1,271,812
2.250%	04/30/24	1,216	1,305,300
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.250%	11/15/24	478	$517,622
2.250%	11/15/25	240	263,794
2.250%	08/15/27	254	284,877
2.250%	11/15/27	801	900,499
2.375%	02/29/24	1,228	1,319,716
2.375%	08/15/24	1	1,084
2.375%	05/15/27	274	308,849
2.375%	05/15/29	239	274,925
2.500%	02/15/22	333	343,809
2.500%	08/15/23	71	75,770
2.500%	05/15/24	270	292,507
2.500%	01/31/25	1	1,097
2.625%	12/15/21	413	425,358
2.625%	06/30/23	1	1,068
2.625%	12/31/25	790	885,355
2.625%	02/15/29	167	195,051
2.750%	07/31/23	681	730,905
2.750%	02/15/24	1	1,087
2.750%	08/31/25	1,122	1,257,254
2.750%	02/15/28	8,221	9,561,934
2.875%	10/15/21	887	912,224
2.875%	09/30/23	1,105	1,194,522
2.875%	11/30/23	697	756,517
2.875%	05/31/25	1	1,121
2.875%	05/15/28	608	715,350
2.875%	08/15/28(a)	67	79,102
3.125%	11/15/28(a)	26,537	31,960,499

Total U.S. Treasury Obligations (cost $485,759,431)			495,088,418

Total Long-Term Investments (cost $3,476,195,653)			3,737,192,784

	Shares
Short-Term Investments — 22.9%
Affiliated Mutual Funds — 21.8%
PGIM Core Ultra Short Bond Fund(w)	538,827,464	538,827,464
PGIM Institutional Money Market Fund (cost $398,610,895; includes $398,522,994 of cash collateral for securities on loan)(b)(w)	398,669,789	398,590,055

Total Affiliated Mutual Funds (cost $937,438,359)		937,417,519

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(k)(n) — 1.1%
U.S. Treasury Bills
0.090%	11/19/20	140	139,983
0.095%	11/12/20	42,760	42,755,136

A44

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(k)(n) (continued)
0.095%	11/27/20	6,350	$6,348,994

Total U.S. Treasury Obligations (cost $49,244,288)			49,244,113

Total Short-Term Investments (cost $986,682,647)			986,661,632

TOTAL INVESTMENTS—109.8% (cost $4,462,878,300)			4,723,854,416

Liabilities in excess of other assets(z) — (9.8)%			(423,244,318)

Net Assets — 100.0%			$4,300,610,098

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
HKD	Hong Kong Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BABs	Build America Bonds
DIP	Debtor-In-Possession
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PP	Partly Paid
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
UTS	Unit Trust Security
XTSE	Toronto Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3,244,300 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $389,686,589; cash collateral of $398,522,994 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(hh)	When-issued security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Interest rate not available as of September 30, 2020.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at September 30, 2020:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Amerilife Holdings LLC, Delayed Draw Term A Loan, 1 Month LIBOR + 4.000%, 4.103%, Maturity Date 3/18/2027 (cost $7,366)^	8	$7,574	$208	$—
BCPE Empire Holdings, Inc., First Lien Delayed Draw Term Loan, 1 Month LIBOR + 4.000%, 4.089%, Maturity Date 6/11/2026 (cost $6,025)	6	6,052	27	—
Intelsat Jackson Holdings, SuperPriority Secured DIP Term Loan, 3 Month LIBOR + 5.500%, 6.500%, Maturity Date 7/14/2021 (cost $3,295)	3	3,343	47	—
Med ParentCo LP, First Lien Delayed Draw Term Loan, 1 Month LIBOR + 4.250%, 4.431%, Maturity Date 8/31/2026 (cost $3,549)	4	3,390	—	(159)
A45

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Unfunded loan commitment outstanding at September 30, 2020 (continued):
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Pathway Vet Alliance LLC, First Lien Delayed Draw Term Loan, 1 Month LIBOR + 4.000%, 4.147%, Maturity Date 3/31/2027 (cost $7,701)	8	$7,759	$58	$—
		$28,118	$340	$(159)
Forward Commitment Contracts
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $3,668,437)	3.000%	TBA	10/14/20	$(3,500)		$(3,666,387)

Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
31	20 Year U.S. Treasury Bonds	Dec. 2020	$5,464,719	$(32,313)
2,324	Mini MSCI EAFE Index	Dec. 2020	215,341,840	(4,271,220)
16	Mini MSCI Emerging Markets Index	Dec. 2020	870,800	(357)
884	Russell 2000 E-Mini Index	Dec. 2020	66,494,480	76,424
1,520	S&P 500 E-Mini Index	Dec. 2020	254,752,000	1,388,731
				(2,838,735)
Short Positions:
115	2 Year U.S. Treasury Notes	Dec. 2020	25,410,508	(7,372)
58	10 Year U.S. Treasury Notes	Dec. 2020	8,092,812	(4,845)
				(12,217)
				$(2,850,952)
Forward foreign currency exchange contracts outstanding at September 30, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Hong Kong Dollar,
Expiring 10/06/20	HSBC Bank USA, N.A.	HKD	3,718	$479,722	$479,722	$—	$—
Expiring 10/06/20	HSBC Bank USA, N.A.	HKD	2,574	332,075	332,075	—	—
Expiring 10/06/20	HSBC Bank USA, N.A.	HKD	346	44,600	44,600	—	—
South African Rand,
Expiring 10/05/20	Bank of America, N.A.	ZAR	1,567	93,705	93,500	—	(205)
				$950,102	$949,897	—	(205)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Hong Kong Dollar,
Expiring 10/06/20	HSBC Bank USA, N.A.	HKD	13,566	$1,750,495	$1,750,495	$—	$—
						$—	$(205)
A46

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest rate swap agreements outstanding at September 30, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
7,932	03/17/23	0.250%(S)	3 Month LIBOR(2)(Q)	$7,084	$5,471	$(1,613)
806	03/17/26	0.500%(S)	3 Month LIBOR(2)(Q)	5,290	4,314	(976)
144	03/17/31	0.750%(S)	3 Month LIBOR(2)(Q)	294	(104)	(398)
				$12,668	$9,681	$(2,987)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A47